UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

Certifications

Item 1.	Schedule of Investments

Schedule of Investments - RS MidCap Opportunities VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 95.1%
Aluminum — 1.4%
Kaiser Aluminum Corp.	200	$13,860
		13,860
Banks - Outside New York City — 2.2%
Northern Trust Corp.	200	13,294
Synovus Financial Corp.	700	7,742
		21,036
Biotechnology Research & Production — 1.6%
Celgene Corp.(1)	250	15,322
		15,322
Building Materials — 2.2%
Simpson Manufacturing Co., Inc.	300	8,154
Vulcan Materials Co.	200	13,280
		21,434
Casinos & Gambling — 2.3%
Bally Technologies, Inc.(1)	300	10,302
WMS Industries, Inc.(1)	350	12,589
		22,891
Chemicals — 1.0%
CF Industries Holdings, Inc.	90	9,326
		9,326
Coal — 1.0%
CONSOL Energy, Inc.	140	9,687
		9,687
Communications Technology — 7.1%
Brocade Communications Systems, Inc.(1)	5,000	36,500
Harris Corp.	400	19,412
McAfee, Inc.(1)	400	13,236
		69,148
Computer Services, Software & Systems — 10.2%
Akamai Technologies, Inc.(1)	600	16,896
Informatica Corp.(1)	700	11,942
MercadoLibre, Inc.(1)	450	17,892
MICROS Systems, Inc.(1)	400	13,464
Nuance Communications, Inc.(1)	1,000	17,410
VeriFone Holdings, Inc.(1)	1,400	22,218
		99,822
Consumer Electronics — 1.3%
Activision, Inc.(1)	450	12,290
		12,290
Cosmetics — 1.3%
Bare Escentuals, Inc.(1)	550	12,881
		12,881
Diversified Financial Services — 1.4%
Nasdaq OMX Group, Inc.(1)	350	13,531
		13,531
Drugs & Pharmaceuticals — 3.8%
Forest Laboratories, Inc.(1)	570	22,806
Mylan, Inc.	1,200	13,920
		36,726
Education Services — 1.1%
ITT Educational Services, Inc.(1)	240	11,023
		11,023
Electronics — 1.3%
Amphenol Corp., Class A	350	13,038
		13,038
Electronics - Medical Systems — 2.5%
Hologic, Inc.(1)	200	11,120
Illumina, Inc.(1)	180	13,662
		24,782
Electronics - Semiconductors & Components — 2.5%
MEMC Electronic Materials, Inc.(1)	150	10,635
SunPower Corp., Class A(1)	180	13,412
		24,047
Energy Equipment — 1.4%
Suntech Power Holdings Co., Ltd., ADR(1) (2)	350	14,196
		14,196
Engineering & Contracting Services — 2.9%
McDermott International, Inc.(1)	300	16,446
URS Corp.(1)	350	11,441
		27,887
Financial Data Processing Services & Systems — 6.4%
Alliance Data Systems Corp.(1)	940	44,660
MasterCard, Inc., Class A	80	17,839
		62,499
Foods — 1.2%
Herbalife Ltd.	250	11,875
		11,875
Health Care Facilities — 1.3%
Pharmaceutical Product Development, Inc.	300	12,570
		12,570
Health Care Management Services — 1.8%
AMERIGROUP Corp.(1)	650	17,764
		17,764
Health Care Services — 1.0%
Express Scripts, Inc.(1)	160	10,291
		10,291
Jewelry Watches & Gemstones — 1.5%
Fossil, Inc.(1)	470	14,354
		14,354
Machinery - Construction & Handling — 1.1%
The Manitowoc Co., Inc.	270	11,016
		11,016
Machinery - Oil/Well Equipment & Services — 5.2%
Grant Prideco, Inc.(1)	270	13,289
Nabors Industries, Ltd.(1)	357	12,056
Noble Corp.	300	14,901
Weatherford International Ltd.(1)	150	10,871
		51,117
Medical & Dental Instruments & Supplies — 2.2%
Inverness Medical Innovations, Inc.(1)	700	21,070
		21,070
Medical Services — 1.1%
PAREXEL International Corp.(1)	400	10,440
		10,440
Offshore Drilling — 1.1%
Transocean, Inc.	80	10,816
		10,816
Oil - Crude Producers — 2.0%
Chesapeake Energy Corp.	180	8,307
Quicksilver Resources, Inc.(1)	297	10,849
		19,156

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS MidCap Opportunities VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Railroads — 1.1%
Kansas City Southern(1)	280	$11,231
		11,231
Rental & Leasing Services - Commercial — 2.5%
AerCap Holdings N.V.(1)	1,400	24,612
		24,612
Retail — 2.6%
Dick’s Sporting Goods, Inc.(1)	400	10,712
Priceline.com, Inc.(1)	120	14,503
		25,215
Savings & Loan — 1.2%
Hudson City Bancorp, Inc.	660	11,669
		11,669
Services - Commercial — 4.1%
FTI Consulting, Inc.(1)	250	17,760
TeleTech Holdings, Inc.(1)	1,000	22,460
		40,220
Shipping — 1.2%
Kirby Corp.(1)	200	11,400
		11,400
Shoes — 3.8%
Crocs, Inc.(1)	1,500	26,205
Deckers Outdoor Corp.(1)	100	10,782
		36,987
Tobacco — 1.4%
UST, Inc.	250	13,630
		13,630
Truckers — 0.8%
Landstar System, Inc.	150	7,824
		7,824
Utilities - Telecommunications — 2.0%
Clearwire Corp., Class A(1)	1,300	19,253
		19,253
Total Common Stocks (Cost $933,825)		927,936
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)	—	4
RS Emerging Growth Fund, Class Y(3)(4)	—	4
RS Emerging Markets Fund, Class A(3)(4)	—	2
RS Equity Dividend Fund, Class Y(3)(4)	—	1
RS Global Natural Resources Fund, Class Y(3)(4)	—	10
RS Growth Fund, Class Y(3)(4)	—	1
RS Investment Quality Bond Fund, Class A(3)(4)	—	1
RS Investors Fund, Class Y(3)(4)	—	2
RS MidCap Opportunities Fund, Class Y(3)(4)	—	1
RS Partners Fund, Class Y(3)(4)	—	3
RS S&P 500 Index Fund, Class A(3)(4)	—	1
RS Smaller Company Growth Fund, Class Y(3)(4)	—	2
RS Technology Fund, Class Y(3)(4)	—	1
RS Value Fund, Class Y(3)(4)	—	4
Total Other Investments (Cost $40)		37
Short-Term Investments — 3.6%
Federated Prime Obligations Fund, Class B(5)	34,637	34,637
Total Short-Term Investments (Cost $34,637)		34,637
Total Investments — 98.7% (Cost $968,502)		962,610
Other Assets, Net — 1.3%		12,832
Total Net Assets — 100.0%		$975,442

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Rounds to less than one share.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(5)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$962,610
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$962,610

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Technology VIP Series

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 86.6%
Advertising Agencies — 3.6%
ValueClick, Inc.(1)		3,190	$55,028
			55,028
Cable Television Services — 0.7%
TiVo, Inc.(1)		1,250	10,950
			10,950
Chemicals — 0.6%
EnerSys(1)		390	9,329
			9,329
Communications Technology — 11.1%
Aruba Networks, Inc.(1)		2,210	11,514
Atheros Communications(1)		930	19,381
Brocade Communications Systems, Inc.(1)		4,580	33,434
Cbeyond, Inc.(1)		600	11,274
Corning, Inc.		1,330	31,973
j2 Global Communications, Inc.(1)		1,100	24,552
Research In Motion Ltd.(1)		350	39,281
			171,409
Computer Services, Software & Systems — 28.2%
Absolute Software Corp.(1)	CAD	1,260	15,639
Adobe Systems, Inc.(1)		480	17,083
Akamai Technologies, Inc.(1)		1,100	30,976
Citrix Systems, Inc.(1)		900	26,397
Concur Technologies, Inc.(1)		1,130	35,086
DemandTec, Inc.(1)		1,040	10,608
Digital River, Inc.(1)		1,610	49,862
Equinix, Inc.(1)		340	22,607
Informatica Corp.(1)		1,810	30,879
Internet Brands, Inc., Class A(1)		1,381	10,178
Microsoft Corp.		2,130	60,449
MicroStrategy, Inc., Class A(1)		220	16,278
Netezza Corp.(1)		912	8,637
Nuance Communications, Inc.(1)		1,550	26,985
PROS Holdings, Inc.(1)		2,580	32,379
Salesforce.com, Inc.(1)		590	34,143
VMware, Inc., Class A(1)		130	5,567
			433,753
Computer Technology — 1.8%
Apple, Inc.(1)		190	27,265
			27,265
Consumer Electronics — 4.8%
Google, Inc., Class A(1)		130	57,261
Sohu.com, Inc.(1)		350	15,796
			73,057
Consumer Products — 4.7%
Nintendo Co. Ltd., ADR(2)		1,110	71,983
			71,983
Electronics - Semiconductors & Components — 14.7%
Broadcom Corp., Class A(1)		690	13,296
Cavium Networks, Inc.(1)		570	9,348
Entropic Communications, Inc.(1)		1,585	6,166
FormFactor, Inc.(1)		540	10,314
IPG Photonics Corp.(1)		620	9,728
Marvell Technology Group Ltd.(1)		3,250	35,360
Mellanox Technologies Ltd.(1)		570	7,940
Netlogic Microsystems, Inc.(1)		690	16,656
O2Micro International Ltd., ADR(1)(2)		10,000	77,300
PLX Technology, Inc.(1)		2,340	15,608
Silicon Laboratories, Inc.(1)		750	23,655
			225,371
Financial Information Services — 1.2%
TheStreet.com, Inc.		2,380	19,230
			19,230
Retail — 8.0%
Amazon.com, Inc.(1)		380	27,094
GSI Commerce, Inc.(1)		2,520	33,138
Priceline.com, Inc.(1)		300	36,258
Shutterfly, Inc.(1)		1,810	26,915
			123,405
Services - Commercial — 3.8%
Ctrip.com International Ltd., ADR(2)		610	32,342
eBay, Inc.(1)		850	25,364
			57,706
Telecommunications Equipment — 2.6%
Nokia Oyj, ADR(2)		1,260	40,106
			40,106
Wholesale & International Trade — 0.8%
Alibaba.com Ltd.(1)(3)	HKD	5,900	12,402
			12,402
Total Common Stocks (Cost $1,560,800)			1,330,994
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)(5)		—	5
RS Emerging Growth Fund, Class Y(4)(5)		—	6
RS Emerging Markets Fund, Class A(4)(5)		—	4
RS Equity Dividend Fund, Class Y(4)(5)		—	1
RS Global Natural Resources Fund, Class Y(4)(5)		—	14
RS Growth Fund, Class Y(4)(5)		—	2
RS Investment Quality Bond Fund, Class A(4)(5)		—	1
RS Investors Fund, Class Y(4)(5)		—	3
RS MidCap Opportunities Fund, Class Y(4)(5)		—	1
RS Partners Fund, Class Y(4)(5)		—	4
RS S&P 500 Index Fund, Class A(4)(5)		—	1
RS Smaller Company Growth Fund, Class Y(4)(5)		—	3
RS Technology Fund, Class Y(4)(5)		—	1
RS Value Fund, Class Y(4)(5)		—	6
Total Other Investments (Cost $55)			52
Short-Term Investments — 9.3%
Federated Prime Obligations Fund, Class B(6)		77,021	77,021
SSgA Prime Money Market Fund(6)		66,729	66,729
Total Short-Term Investments (Cost $143,750)			143,750

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Technology VIP Series (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Repurchase Agreements — 3.5%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $53,003, due 4/1/2008, collateralized by FHLMC, 5.00%, due 1/2/2015, with a value of $59,125	$53,000	$53,000
Total Repurchase Agreements (Cost $53,000)		53,000
Total Investments — 99.4% (Cost $1,757,605)		1,527,796
Other Assets, Net — 0.6%		9,744
Total Net Assets — 100.0%		$1,537,540

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $12,402, representing 0.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Rounds to less than one share.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(6)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

Hong Kong Dollar — HKD

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,527,796
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,527,796

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Partners VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 87.6%
Aluminum — 4.9%
Century Aluminum Co.(1)	14,060	$931,335
		931,335
Auto Parts - After Market — 1.1%
Commercial Vehicle Group, Inc.(1)	21,100	209,101
		209,101
Banks - Outside New York City — 3.7%
Hancock Holding Co.	10,600	445,412
UMB Financial Corp.	6,600	271,920
		717,332
Cable Television Services — 3.7%
Liberty Global, Inc., Class A(1)	3,400	115,872
Liberty Global, Inc., Series C(1)	18,400	597,632
		713,504
Casinos & Gambling — 4.2%
Scientific Games Corp., Class A(1)	38,000	802,180
		802,180
Coal — 3.1%
Peabody Energy Corp.	11,500	586,500
		586,500
Computer Services, Software & Systems — 6.3%
ACI Worldwide, Inc.(1)	40,600	808,752
Quest Software, Inc.(1)	400	5,228
Solera Holdings, Inc.(1)	16,050	390,978
		1,204,958
Diversified Financial Services — 1.0%
Euronet Worldwide, Inc.(1)	9,700	186,822
		186,822
Education Services — 2.3%
Career Education Corp.(1)	600	7,632
Corinthian Colleges, Inc.(1)	59,300	428,739
		436,371
Electronics - Medical Systems — 3.8%
Advanced Medical Optics, Inc.(1)	27,200	552,160
eResearch Technology, Inc.(1)	14,100	175,122
		727,282
Electronics - Semiconductors & Components — 1.6%
Atmel Corp.(1)	87,000	302,760
		302,760
Entertainment — 4.4%
Lions Gate Entertainment Corp.(1)	63,200	616,200
Live Nation, Inc.(1)	19,600	237,748
		853,948
Financial - Miscellaneous — 0.6%
MoneyGram International, Inc.	64,800	120,528
		120,528
Financial Data Processing Services & Systems — 0.4%
Jack Henry & Associates, Inc.	3,300	81,411
		81,411
Foods — 1.3%
NBTY, Inc.(1)	8,400	251,580
		251,580
Insurance - Multi-Line — 1.1%
Hanover Insurance Group, Inc.	5,200	213,928
		213,928
Insurance - Property & Casualty — 3.0%
Employers Holdings, Inc.	31,110	576,779
		576,779
Machinery - Oil/Well Equipment & Services — 4.9%
Key Energy Services, Inc.(1)	70,100	940,742
		940,742
Medical & Dental Instruments & Supplies — 3.4%
The Cooper Cos., Inc.	19,200	661,056
		661,056
Medical Services — 2.5%
Magellan Health Services, Inc.(1)	12,000	476,280
		476,280
Metal Fabricating — 0.1%
Mueller Water Products, Inc.	1,000	8,180
Mueller Water Products, Inc., Class B	700	5,516
		13,696
Metals & Minerals - Miscellaneous — 2.0%
A.M. Castle & Co.	14,060	379,620
		379,620
Oil - Crude Producers — 0.5%
Berry Petroleum Co., Class A	2,100	97,629
		97,629
Real Estate — 4.0%
DuPont Fabros Technology, Inc.	7,560	124,664
MI Developments, Inc., Class A	22,500	646,200
		770,864
Real Estate Investment Trusts — 2.9%
BioMed Realty Trust, Inc.	13,100	312,959
CapLease, Inc.	14,610	113,520
Deerfield Capital Corp.	5,238	7,385
Meruelo Maddux Properties, Inc.(1)	46,140	117,196
		551,060
Rental & Leasing Services - Consumer — 3.0%
Aaron Rents, Inc.	26,900	579,426
		579,426
Restaurants — 1.8%
Triarc Cos., Inc., Class B	49,400	341,354
		341,354
Services - Commercial — 5.1%
Coinstar, Inc.(1)	27,000	759,780
Copart, Inc.(1)	5,500	213,180
		972,960
Steel — 4.5%
Allegheny Technologies, Inc.	12,150	867,024
		867,024
Textile - Apparel Manufacturers — 3.5%
Carter’s, Inc.(1)	41,540	670,871
		670,871
Utilities - Electrical — 2.9%
NorthWestern Corp.	22,600	550,762
		550,762
Total Common Stocks (Cost $18,911,036)		16,789,663

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Partners VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	4	$146
RS Emerging Growth Fund, Class Y(2)	4	125
RS Emerging Markets Fund, Class A(2)	4	100
RS Equity Dividend Fund, Class Y(2)	1	10
RS Global Natural Resources Fund, Class Y(2)	10	366
RS Growth Fund, Class Y(2)	7	91
RS Investment Quality Bond Fund, Class A(2)	1	11
RS Investors Fund, Class Y(2)	15	130
RS MidCap Opportunities Fund, Class Y(2)	6	71
RS Partners Fund, Class Y(2)	3	71
RS S&P 500 Index Fund, Class A(2)	1	10
RS Smaller Company Growth Fund, Class Y(2)	4	70
RS Technology Fund, Class Y(2)	3	45
RS Value Fund, Class Y(2)	6	143
Total Other Investments (Cost $1,516)		1,389

	Principal Amount
Repurchase Agreements — 12.4%
State Street Bank and Trust Co. Repurchase Agreement, 2.00%, dated 3/31/2008, maturity value of $2,375,132, due 4/1/2008, collateralized by FHLMC, 3.63%, due 9/15/2008, with a value of $2,423,038	$2,375,000	2,375,000
Total Repurchase Agreements (Cost $2,375,000)		2,375,000
Total Investments — 100.0% (Cost $21,287,552)		19,166,052
Other Liabilities, Net — 0.0%		(475)
Total Net Assets — 100.0%		$19,165,577

(1)	Non income-producing security.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$19,166,052
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$19,166,052

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Value VIP Series

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 91.9%
Building Materials — 2.9%
Martin Marietta Materials, Inc.		300	$31,851
			31,851
Cable Television Services — 3.2%
Liberty Global, Inc., Series C(1)		1,100	35,728
			35,728
Casinos & Gambling — 4.0%
Scientific Games Corp., Class A(1)		2,100	44,331
			44,331
Chemicals — 2.7%
Eastman Chemical Co.		490	30,601
			30,601
Coal — 3.2%
Peabody Energy Corp.		700	35,700
			35,700
Communications Technology — 4.3%
Comverse Technology, Inc.(1)		3,100	47,740
			47,740
Diversified Financial Services — 1.4%
Ameriprise Financial, Inc.		300	15,555
			15,555
Drugs & Pharmaceuticals — 1.4%
Biovail Corp.		1,520	16,188
			16,188
Education Services — 3.0%
Career Education Corp.(1)		2,640	33,581
			33,581
Electronics - Semiconductors & Components — 6.3%
Atmel Corp.(1)		9,650	33,582
LSI Corp.(1)		7,400	36,630
			70,212
Financial — Miscellaneous — 1.8%
Fidelity National Financial, Inc., Class A		1,100	20,163
			20,163
Health Care Facilities — 3.1%
Sunrise Senior Living, Inc.(1)		1,580	35,202
			35,202
Insurance - Multi-Line — 4.1%
Aon Corp.		400	16,080
Assurant, Inc.		300	18,258
Genworth Financial, Inc., Class A		500	11,320
			45,658
Investment Management Companies — 2.6%
Federated Investors, Inc., Class B		320	12,531
Invesco Ltd.		700	17,052
			29,583
Medical Services — 1.8%
Magellan Health Services, Inc.(1)		500	19,845
			19,845
Oil - Crude Producers — 10.4%
Canadian Natural Resources Ltd.		200	13,652
Denbury Resources, Inc.(1)		1,100	31,405
Talisman Energy, Inc.	CAD	2,600	46,126
XTO Energy, Inc.		413	25,548
			116,731
Radio & TV Broadcasters — 2.4%
Grupo Televisa S.A., ADR(2)		1,100	26,664
			26,664
Real Estate — 1.5%
MI Developments, Inc., Class A		600	17,232
			17,232
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.		300	27,816
			27,816
Rental & Leasing Services - Consumer — 2.3%
WESCO International, Inc.(1)		700	25,543
			25,543
Retail — 3.7%
Advance Auto Parts, Inc.		1,200	40,860
			40,860
Savings & Loan — 2.0%
People’s United Financial, Inc.		1,300	22,503
			22,503
Services - Commercial — 3.6%
Convergys Corp.(1)		2,700	40,662
			40,662
Steel — 4.3%
Allegheny Technologies, Inc.		680	48,525
			48,525
Utilities - Electrical — 8.1%
Calpine Corp.(1)		1,300	23,946
FirstEnergy Corp.		500	34,310
PPL Corp.		700	32,144
			90,400
Utilities - Gas Distributors — 5.3%
Questar Corp.		400	22,624
Spectra Energy Corp.		1,600	36,400
			59,024
Total Common Stocks (Cost $1,145,444)			1,027,898
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)		—	4
RS Emerging Growth Fund, Class Y(3)(4)		—	4
RS Emerging Markets Fund, Class A(3)(4)		—	3
RS Equity Dividend Fund, Class Y(3)(4)		—	1
RS Global Natural Resources Fund, Class Y(3)(4)		—	11
RS Growth Fund, Class Y(3)(4)		—	2
RS Investment Quality Bond Fund, Class A(3)(4)		—	1
RS Investors Fund, Class Y(3)(4)		—	2
RS MidCap Opportunities Fund, Class Y(3)(4)		—	1
RS Partners Fund, Class Y(3)(4)		—	3
RS S&P 500 Index Fund, Class A(3)(4)		—	1
RS Smaller Company Growth Fund, Class Y(3)(4)		—	2
RS Technology Fund, Class Y(3)(4)		—	1
RS Value Fund, Class Y(3)(4)		—	5
Total Other Investments (Cost $43)			41

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Value VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Short-Term Investments — 6.2%
Federated Prime Obligations Fund, Class B(5)	46,683	$46,683
SSGA Prime Money Market Fund(5)	23,101	23,101
Total Short-Term Investments (Cost $69,784)		69,784

	Principal Amount
Repurchase Agreements — 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $33,002, due 4/1/2008, collateralized by FHLMC, 5.00%, due 1/02/2015, with a value of $37,625	$33,000	33,000
Total Repurchase Agreements (Cost $33,000)		33,000
Total Investments — 101.1% (Cost $1,248,271)		1,130,723
Other Liabilities, Net — (1.1)%		(12,413)
Total Net Assets — 100.0%		$1,118,310

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Rounds to less than one share.

(5)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,130,723
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,130,723

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Global Natural Resources VIP Series

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 88.1%
Aluminum — 4.6%
Century Aluminum Co.(1)		4,250	$281,520
			281,520
Building Materials — 2.2%
Martin Marietta Materials, Inc.		1,300	138,021
			138,021
Chemicals — 3.2%
Eastman Chemical Co.		3,200	199,840
			199,840
Coal — 4.4%
Arch Coal, Inc.		1,200	52,200
Foundation Coal Holdings, Inc.		1,100	55,363
Peabody Energy Corp.		3,250	165,750
			273,313
Energy - Miscellaneous — 0.9%
Alon USA Energy, Inc.		3,480	52,931
			52,931
Gold — 5.9%
Goldcorp, Inc.	CAD	4,650	180,709
Kinross Gold Corp.	CAD	8,350	186,287
			366,996
Insurance - Multi-Line — 0.5%
PICO Holdings, Inc.(1)		1,000	30,230
			30,230
Machinery - Oil/Well Equipment & Services — 7.5%
Key Energy Services, Inc.(1)		15,850	212,707
Noble Corp.		3,500	173,845
Schlumberger Ltd.		900	78,300
			464,852
Metal Fabricating — 0.1%
Mueller Water Products, Inc.		350	2,863
Mueller Water Products, Inc., Class B		350	2,758
			5,621
Metals & Minerals - Miscellaneous — 9.0%
A.M. Castle & Co.		2,600	70,200
BHP Billiton Ltd., ADR(2)		2,700	177,795
Companhia Vale do Rio Doce, ADR(2)		8,950	310,028
			558,023
Oil - Crude Producers — 22.7%
Berry Petroleum Co., Class A		800	37,192
Canadian Natural Resources Ltd.		2,570	175,428
Denbury Resources, Inc.(1)		6,650	189,857
EOG Resources, Inc.		900	108,000
Newfield Exploration Co.(1)		3,550	187,618
Southwestern Energy Co.(1)		3,900	131,391
Talisman Energy, Inc.	CAD	16,800	298,045
XTO Energy, Inc.		4,377	270,761
			1,398,292
Oil - Integrated Domestic — 2.3%
Occidental Petroleum Corp.		1,950	142,682
			142,682
Oil - Integrated International — 1.7%
Petrobank Energy & Resources Ltd.(1)	CAD	2,300	104,642
			104,642
Rental & Leasing Services - Consumer — 1.2%
WESCO International, Inc.(1)		1,950	71,156
			71,156
Steel — 4.7%
Allegheny Technologies, Inc.		4,100	292,576
			292,576
Utilities - Electrical — 12.4%
Calpine Corp.(1)		9,750	179,595
Duke Energy Corp.		9,230	164,755
FirstEnergy Corp.		2,800	192,136
NorthWestern Corp.		1,950	47,522
PPL Corp.		4,000	183,680
			767,688
Utilities - Gas Distributors — 4.8%
Questar Corp.		2,350	132,916
Spectra Energy Corp.		7,150	162,662
			295,578
Total Common Stocks (Cost $5,344,842)			5,443,961
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)		—	13
RS Emerging Growth Fund, Class Y(3)		1	16
RS Emerging Markets Fund, Class A(3)(4)		—	10
RS Equity Dividend Fund, Class Y(3)(4)		—	3
RS Global Natural Resources Fund, Class Y(3)		1	32
RS Growth Fund, Class Y(3)(4)		—	4
RS Investment Quality Bond Fund, Class A(3)(4)		—	3
RS Investors Fund, Class Y(3)		1	5
RS MidCap Opportunities Fund, Class Y(3)(4)		—	1
RS Partners Fund, Class Y(3)(4)		—	10
RS S&P 500 Index Fund, Class A(3)(4)		—	3
RS Smaller Company Growth Fund, Class Y(3)(4)		—	6
RS Technology Fund, Class Y(3)(4)		—	4
RS Value Fund, Class Y(3)		1	17
Total Other Investments (Cost $130)			127
Short-Term Investments — 6.1%
Federated Prime Obligations Fund, Class B(5)		249,729	249,729
SSgA Prime Money Market Fund(5)		124,864	124,864
Total Short-Term Investments (Cost $374,593)			374,593

		Principal Amount
Repurchase Agreements — 13.6%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $840,047, due 4/1/2008, collateralized by FHLB, 3.60%, due 1/29/2010, with a value of $861,413		$840,000	840,000
Total Repurchase Agreements (Cost $840,000)			840,000

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Global Natural Resources VIP Series (continued)

Total Investments — 107.8% (Cost $6,559,565)	$6,658,681
Other Liabilities, Net — (7.8)%	(484,379)
Total Net Assets — 100.0%	$6,174,302

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Rounds to less than one share.

(5)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,658,681
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$6,658,681

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Large Cap Value VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 97.6%
Air Freight & Logistics — 1.7%
FedEx Corp.	10,400	$963,768
		963,768
Airlines — 0.9%
Southwest Airlines Co.	42,800	530,720
		530,720
Auto Components — 4.0%
BorgWarner, Inc.	23,500	1,011,205
Johnson Controls, Inc.	37,600	1,270,880
		2,282,085
Automobiles — 0.5%
Harley-Davidson, Inc.	8,300	311,250
		311,250
Beverages — 0.6%
Constellation Brands, Inc., Class A(1)	20,400	360,468
		360,468
Biotechnology — 0.5%
Cephalon, Inc.(1)	4,800	309,120
		309,120
Building Products — 1.4%
Masco Corp.	40,500	803,115
		803,115
Capital Markets — 6.4%
Bank of New York Mellon Corp.	26,518	1,106,596
Morgan Stanley	40,100	1,832,570
Northern Trust Corp.	11,400	757,758
		3,696,924
Commercial Banks — 7.8%
City National Corp.	5,300	262,138
Fifth Third Bancorp	43,700	914,204
SunTrust Banks, Inc.	16,900	931,866
Wells Fargo & Co.	80,900	2,354,190
		4,462,398
Consumer Finance — 1.3%
Discover Financial Services	44,150	722,735
		722,735
Diversified Financial Services — 7.6%
Bank of America Corp.	20,458	775,563
Citigroup, Inc.	98,100	2,101,302
JPMorgan Chase & Co.	35,000	1,503,250
		4,380,115
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	40,500	1,551,150
		1,551,150
Electric Utilities — 6.6%
American Electric Power, Inc.	27,700	1,153,151
Exelon Corp.	17,200	1,397,844
Northeast Utilities	28,300	694,482
Pepco Holdings, Inc.	22,000	543,840
		3,789,317
Energy Equipment & Services — 3.7%
ENSCO International, Inc.	10,700	670,034
Halliburton Co.	37,600	1,478,808
		2,148,842
Health Care Providers & Services — 2.2%
Medco Health Solutions, Inc.(1)	24,600	1,077,234
UnitedHealth Group, Inc.	5,500	188,980
		1,266,214
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	25,400	1,028,192
		1,028,192
Household Durables — 1.4%
Fortune Brands, Inc.	11,200	778,400
		778,400
Industrial Conglomerates — 5.8%
General Electric Co.	90,300	3,342,003
		3,342,003
Insurance — 5.5%
AFLAC, Inc.	14,400	935,280
Principal Financial Group, Inc.	19,700	1,097,684
The Hartford Financial Services Group, Inc.	15,000	1,136,550
		3,169,514
Machinery — 3.8%
Illinois Tool Works, Inc.	26,500	1,278,095
PACCAR, Inc.	20,550	924,750
		2,202,845
Media — 5.5%
Comcast Corp., Class A(1)	64,800	1,253,232
News Corp., Class A	33,400	626,250
Omnicom Group, Inc.	15,000	662,700
R.H. Donnelley Corp.(1)	13,100	66,286
The Interpublic Group of Companies, Inc.(1)	69,100	581,131
		3,189,599
Multi-Utilities — 1.7%
NiSource, Inc.	21,100	363,764
Sempra Energy	11,900	634,032
		997,796
Oil, Gas & Consumable Fuels — 9.9%
Chevron Corp.	27,200	2,321,792
Exxon Mobil Corp.	19,000	1,607,020
Marathon Oil Corp.	16,600	756,960
Peabody Energy Corp.	20,100	1,025,100
		5,710,872
Pharmaceuticals — 7.4%
Johnson & Johnson	20,700	1,342,809
Merck & Co., Inc.	29,800	1,130,910
Wyeth	42,700	1,783,152
		4,256,871
Road & Rail — 2.6%
Burlington Northern Santa Fe Corp.	16,000	1,475,520
		1,475,520
Software — 1.9%
Symantec Corp.(1)	64,200	1,067,004
		1,067,004
Thrifts & Mortgage Finance — 0.8%
Freddie Mac	17,600	445,632
		445,632
Wireless Telecommunication Services — 1.6%
Sprint Nextel Corp.	135,074	903,645
		903,645
Total Common Stocks (Cost $51,331,216)		56,146,114
Exchange-Traded Funds — 1.0%
S&P Depositary Receipts Trust, Series I	4,500	593,865
Total Exchange-Traded Funds (Cost $604,613)		593,865

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Large Cap Value VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	12	$460
RS Emerging Growth Fund, Class Y(2)	12	390
RS Emerging Markets Fund, Class A(2)	13	313
RS Equity Dividend Fund, Class Y(2)	4	32
RS Global Natural Resources Fund, Class Y(2)	31	1,154
RS Growth Fund, Class Y(2)	23	288
RS Investment Quality Bond Fund, Class A(2)	3	33
RS Investors Fund, Class Y(2)	48	411
RS MidCap Opportunities Fund, Class Y(2)	19	224
RS Partners Fund, Class Y(2)	8	222
RS S&P 500 Index Fund, Class A(2)	3	32
RS Smaller Company Growth Fund, Class Y(2)	13	222
RS Technology Fund, Class Y(2)	10	143
RS Value Fund, Class Y(2)	19	447
Total Other Investments (Cost $4,773)		4,371

	Principal Amount
Repurchase Agreements — 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $821,046, due 4/1/2008, collateralized by FFCB, 3.9%, due 3/20/2013, with a value of $842,100	$821,000	821,000
Total Repurchase Agreements (Cost $821,000)		821,000
Total Investments — 100.0% (Cost $52,761,602)		57,565,350
Other Liabilities, Net — 0.0%		(23,537)
Total Net Assets — 100.0%		$57,541,813

(1)	Non income-producing security.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$57,565,350
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$57,565,350

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Small Cap Core Equity VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 97.6%
Aerospace & Defense — 4.0%
AAR Corp.(1)	120,000	$3,272,400
Ceradyne, Inc.(1)	44,000	1,406,240
Ladish Co., Inc.(1)	63,500	2,286,000
		6,964,640
Biotechnology — 4.0%
Achillion Pharmaceuticals, Inc.(1)	62,600	277,318
AspenBio Pharma, Inc.(1)	215,900	1,247,902
Human Genome Sciences, Inc.(1)	137,600	810,464
Omrix Biopharmaceuticals, Inc.(1)	76,922	1,076,908
Savient Pharmaceuticals, Inc.(1)	173,300	3,466,000
		6,878,592
Capital Markets — 1.5%
Apollo Investment Corp.	163,055	2,581,161
		2,581,161
Chemicals — 2.0%
Cytec Industries, Inc.	64,600	3,478,710
		3,478,710
Commercial Banks — 3.9%
East West Bancorp, Inc.	67,300	1,194,575
Hancock Holding Co.	40,000	1,680,800
IBERIABANK Corp.	41,000	1,814,250
PrivateBancorp, Inc.	67,300	2,117,931
		6,807,556
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.(1)	39,900	1,226,526
		1,226,526
Communications Equipment — 2.4%
Blue Coat Systems, Inc.(1)	82,480	1,817,859
Foundry Networks, Inc.(1)	203,400	2,355,372
		4,173,231
Computers & Peripherals — 0.5%
3PAR, Inc.(1)	116,441	787,141
		787,141
Construction & Engineering — 1.7%
Aecom Technology Corp.(1)	113,400	2,949,534
		2,949,534
Diversified Consumer Services — 1.5%
Capella Education Co.(1)	46,300	2,527,980
		2,527,980
Diversified Telecommunication Services — 1.5%
PAETEC Holding Corp.(1)	393,480	2,620,577
		2,620,577
Electric Utilities — 1.0%
Cleco Corp.	78,300	1,736,694
		1,736,694
Electrical Equipment — 1.8%
Regal-Beloit Corp.	82,600	3,025,638
		3,025,638
Electronic Equipment & Instruments — 0.4%
Universal Display Corp.(1)	51,000	730,320
		730,320
Food Products — 4.5%
B&G Foods, Inc., Class A	272,750	3,000,250
Flowers Foods, Inc.	35,600	881,100
Ralcorp Holdings, Inc.(1)	54,900	3,192,435
Zhongpin, Inc.(1)	70,500	685,965
		7,759,750
Health Care Equipment & Supplies — 4.9%
Immucor, Inc.(1)	80,600	1,720,004
Micrus Endovascular Corp.(1)	150,300	1,857,708
NuVasive, Inc.(1)	88,100	3,040,331
Volcano Corp.(1)	154,200	1,927,500
		8,545,543
Health Care Providers & Services — 7.5%
Brookdale Senior Living, Inc.	89,200	2,131,880
HMS Holdings Corp.(1)	46,700	1,333,285
Pediatrix Medical Group, Inc.(1)	51,600	3,477,840
Psychiatric Solutions, Inc.(1)	176,700	5,993,664
		12,936,669
Hotels, Restaurants & Leisure — 3.5%
Jack in the Box, Inc.(1)	150,300	4,038,561
Papa John’s International, Inc.(1)	83,100	2,011,851
		6,050,412
Information Technology Services — 4.4%
CACI International, Inc., Class A(1)	75,900	3,457,245
NeuStar, Inc., Class A(1)	158,200	4,189,136
		7,646,381
Insurance — 4.8%
AmTrust Financial Services, Inc.	264,900	4,294,029
Hanover Insurance Group, Inc.	95,100	3,912,414
		8,206,443
Internet Software & Services — 1.1%
TheStreet.com, Inc.	226,781	1,832,390
		1,832,390
Leisure Equipment & Products — 1.1%
WMS Industries, Inc.(1)	51,000	1,834,470
		1,834,470
Life Sciences Tools & Services — 0.9%
Sequenom, Inc.(1)	245,600	1,596,400
		1,596,400
Machinery — 4.2%
EnPro Industries, Inc.(1)	136,451	4,255,907
Gardner Denver, Inc.(1)	82,750	3,070,025
		7,325,932
Metals & Mining — 0.9%
Century Aluminum Co.(1)	22,900	1,516,896
		1,516,896
Oil, Gas & Consumable Fuels — 9.9%
GeoMet, Inc.(1)	215,791	1,437,168
GMX Resources, Inc.(1)	112,485	3,929,101
Holly Corp.	77,800	3,377,298
SemGroup Energy Partners, L.P.	117,380	2,963,845
Targa Resources Partners, L.P.	136,493	3,173,462
Teekay LNG Partners, L.P.	75,500	2,168,360
		17,049,234
Pharmaceuticals — 0.4%
Biodel, Inc.(1)	56,923	617,615
		617,615
Real Estate Investment Trusts — 8.9%
CapLease, Inc.	242,400	1,883,448
Chimera Investment Corp.	144,413	1,776,280
Digital Realty Trust, Inc.	136,180	4,834,390

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Small Cap Core Equity VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Gramercy Capital Corp.	152,100	$3,183,453
Healthcare Realty Trust, Inc.	139,200	3,640,080
		15,317,651
Semiconductors & Semiconductor Equipment — 4.2%
Atheros Communications(1)	70,900	1,477,556
Cavium Networks, Inc.(1)	66,000	1,082,400
Netlogic Microsystems, Inc.(1)	108,500	2,619,190
Silicon Motion Technology Corp., ADR(1) (2)	144,600	2,041,752
		7,220,898
Software — 7.3%
Blackboard, Inc.(1)	63,200	2,106,456
FactSet Research Systems, Inc.	81,600	4,395,792
Informatica Corp.(1)	99,800	1,702,588
SuccessFactors, Inc.(1)	104,046	1,015,489
Take-Two Interactive Software, Inc.(1)	134,800	3,440,096
		12,660,421
Textiles, Apparel & Luxury Goods — 1.6%
Phillips-Van Heusen Corp.	33,900	1,285,488
Quiksilver, Inc.(1)	152,300	1,494,063
		2,779,551
Trading Companies & Distributors — 0.6%
Babcock & Brown Air Ltd., ADR(2)	62,489	1,015,446
		1,015,446
Total Common Stocks (Cost $179,829,369)		168,400,402
Exchange-Traded Funds — 1.0%
Equity — 1.0%
iShares Russell 2000 Index Fund	26,000	1,781,260
		1,781,260
Total Exchange-Traded Funds (Cost $1,807,757)		1,781,260
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	37	1,487
RS Emerging Growth Fund, Class Y(3)	38	1,241
RS Emerging Markets Fund, Class A(3)	40	1,007
RS Equity Dividend Fund, Class Y(3)	11	97
RS Global Natural Resources Fund, Class Y(3)	99	3,730
RS Growth Fund, Class Y(3)	76	947
RS Investment Quality Bond Fund, Class A(3)	10	99
RS Investors Fund, Class Y(3)	159	1,359
RS MidCap Opportunities Fund, Class Y(3)	62	746
RS Partners Fund, Class Y(3)	25	695
RS S&P 500 Index Fund, Class A(3)	11	96
RS Smaller Company Growth Fund, Class Y(3)	43	717
RS Technology Fund, Class Y(3)	33	464
RS Value Fund, Class Y(3)	61	1,431
Total Other Investments (Cost $15,434)		14,116
Short-Term Investments — 1.2%
Federated Prime Obligations Fund, Class B(4)	2,081,991	2,081,991
Total Short-Term Investments (Cost $2,081,991)		2,081,991
Total Investments — 99.8% (Cost $183,734,551)		172,277,769
Other Assets, Net — 0.2%		316,814
Total Net Assets — 100.0%		$172,594,583

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$172,277,769
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$172,277,769

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Core Equity VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 99.3%
Aerospace & Defense — 4.6%
General Dynamics Corp.	211,400	$17,624,418
The Boeing Co.	369,000	27,442,530
		45,066,948
Airlines — 0.7%
AMR Corp.(1)	755,150	6,811,453
		6,811,453
Biotechnology — 5.3%
Celgene Corp.(1)	412,200	25,263,738
Cephalon, Inc.(1)	220,854	14,222,997
Gilead Sciences, Inc.(1)	248,700	12,815,511
		52,302,246
Capital Markets — 2.4%
The Goldman Sachs Group, Inc.	141,200	23,353,068
		23,353,068
Commercial Services & Supplies — 3.1%
Waste Management, Inc.	919,900	30,871,844
		30,871,844
Communications Equipment — 5.3%
Nokia Oyj, ADR(2)	939,400	29,901,102
QUALCOMM, Inc.	549,900	22,545,900
		52,447,002
Computers & Peripherals — 2.0%
Apple, Inc.(1)	62,000	8,897,000
EMC Corp.(1)	788,400	11,305,656
		20,202,656
Construction & Engineering — 1.9%
KBR, Inc.	660,000	18,301,800
		18,301,800
Consumer Finance — 0.7%
SLM Corp.(1)	469,000	7,199,150
		7,199,150
Diversified Financial Services — 3.6%
Interactive Brokers Group, Inc., Class A(1)	542,580	13,928,029
JPMorgan Chase & Co.	508,600	21,844,370
		35,772,399
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	650,636	24,919,359
		24,919,359
Electronic Equipment & Instruments — 0.5%
Tyco Electronics Ltd.	139,875	4,800,510
		4,800,510
Energy Equipment & Services — 4.7%
Halliburton Co.	1,192,900	46,916,757
		46,916,757
Food Products — 4.7%
Campbell Soup Co.	699,700	23,754,815
General Mills, Inc.	382,000	22,874,160
		46,628,975
Health Care Equipment & Supplies — 2.5%
Covidien Ltd.	245,775	10,875,544
Medtronic, Inc.	295,200	14,278,824
		25,154,368
Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	262,500	13,783,875
DaVita, Inc.(1)	233,400	11,147,184
Medco Health Solutions, Inc.(1)	262,200	11,481,738
		36,412,797
Hotels, Restaurants & Leisure — 2.9%
McDonald’s Corp.	513,800	28,654,626
		28,654,626
Household Durables — 2.0%
Newell Rubbermaid, Inc.	858,600	19,636,182
		19,636,182
Independent Power Producers & Energy Traders — 2.9%
The AES Corp.(1)	1,712,300	28,544,041
		28,544,041
Industrial Conglomerates — 2.2%
Tyco International Ltd.	502,200	22,121,910
		22,121,910
Information Technology Services — 5.1%
Fidelity National Information Services, Inc.	244,834	9,337,969
MasterCard, Inc., Class A	151,800	33,849,882
Visa, Inc. Class A(1)	9,456	589,676
Western Union Co.	305,400	6,495,858
		50,273,385
Insurance — 6.9%
Aon Corp.	622,600	25,028,520
The Chubb Corp.	509,400	25,205,112
W. R. Berkley Corp.	666,300	18,449,847
		68,683,479
Internet Software & Services — 1.4%
eBay, Inc.(1)	291,200	8,689,408
Google, Inc., Class A(1)	11,400	5,021,358
		13,710,766
Machinery — 1.5%
Illinois Tool Works, Inc.	310,600	14,980,238
		14,980,238
Media — 2.2%
Grupo Televisa S.A., ADR(2)	627,200	15,203,328
The McGraw-Hill Companies, Inc.	188,200	6,953,990
		22,157,318
Oil, Gas & Consumable Fuels — 5.7%
Devon Energy Corp.	63,900	6,666,687
Enterprise Products Partners, L.P.	1,079,280	32,054,616
Kinder Morgan Energy Partners, L.P.	318,600	17,424,234
		56,145,537
Pharmaceuticals — 4.8%
Abbott Laboratories	640,300	35,312,545
Pfizer, Inc.	568,200	11,892,426
		47,204,971
Software — 1.5%
Nintendo Co., Ltd., ADR(2)	224,800	14,578,280
		14,578,280
Specialty Retail — 1.4%
The Home Depot, Inc.	496,300	13,881,511
		13,881,511
Thrifts & Mortgage Finance — 4.7%
Freddie Mac	482,200	12,209,304

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Core Equity VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
People’s United Financial, Inc.	1,975,200	$34,190,712
		46,400,016
Tobacco — 3.2%
Altria Group, Inc.	433,600	9,625,920
Philip Morris International, Inc.(1)	433,600	21,931,488
		31,557,408
Wireless Telecommunication Services — 2.7%
America Movil SAB de C.V., ADR, Series L(2)	423,000	26,940,870
		26,940,870
Total Common Stocks (Cost $931,607,871)		982,631,870
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	182	7,250
RS Emerging Growth Fund, Class Y(3)	190	6,251
RS Emerging Markets Fund, Class A(3)	198	4,936
RS Equity Dividend Fund, Class Y(3)	62	546
RS Global Natural Resources Fund, Class Y(3)	483	18,143
RS Growth Fund, Class Y(3)	358	4,440
RS Investment Quality Bond Fund, Class A(3)	56	553
RS Investors Fund, Class Y(3)	742	6,341
RS MidCap Opportunities Fund, Class Y(3)	286	3,425
RS Partners Fund, Class Y(3)	127	3,583
RS S&P 500 Index Fund, Class A(3)	59	538
RS Smaller Company Growth Fund, Class Y(3)	211	3,504
RS Technology Fund, Class Y(3)	160	2,240
RS Value Fund, Class Y(3)	305	7,138
Total Other Investments (Cost $75,784)		68,888
Short-Term Investments — 0.4%
Federated Prime Obligations Fund, Class B(4)	3,982,768	3,982,768
Total Short-Term Investments (Cost $3,982,768)		3,982,768
Total Investments — 99.7% (Cost $935,666,423)		986,683,526
Other Assets, Net — 0.3%		2,643,624
Total Net Assets — 100.0%		$989,327,150

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$986,683,526
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$986,683,526

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Equity Dividend VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 98.5%
Aerospace & Defense — 3.1%
The Boeing Co.	1,230	$91,475
		91,475
Auto Components — 1.6%
Johnson Controls, Inc.	1,360	45,968
		45,968
Capital Markets — 2.3%
Bank of New York Mellon Corp.	1,590	66,351
		66,351
Commercial Banks — 4.2%
Comerica, Inc.	720	25,258
PNC Financial Services Group, Inc.	390	25,572
TCF Financial Corp.	2,390	42,829
The Colonial BancGroup, Inc.	3,000	28,890
		122,549
Communications Equipment — 4.5%
Nokia Oyj, ADR(1)	2,190	69,708
QUALCOMM, Inc.	1,510	61,910
		131,618
Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	1,220	52,399
		52,399
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	3,380	129,454
		129,454
Electric Utilities — 4.0%
Cleco Corp.	3,290	72,972
Pepco Holdings, Inc.	1,770	43,755
		116,727
Electrical Equipment — 1.5%
Cooper Industries Ltd., Class A	1,060	42,559
		42,559
Energy Equipment & Services — 3.5%
Halliburton Co.	2,600	102,258
		102,258
Food & Staples Retailing — 2.3%
Sysco Corp.	1,270	36,855
The Kroger Co.	1,150	29,210
		66,065
Food Products — 3.5%
B&G Foods, Inc., Class A	4,330	47,630
General Mills, Inc.	390	23,353
Unilever PLC, ADR(1)	930	31,360
		102,343
Health Care Equipment & Supplies — 1.4%
Medtronic, Inc.	870	42,082
		42,082
Health Care Providers & Services — 6.8%
Brookdale Senior Living, Inc.	4,330	103,487
Cardinal Health, Inc.	1,820	95,568
		199,055
Household Durables — 2.0%
Newell Rubbermaid, Inc.	2,480	56,718
		56,718
Insurance — 7.4%
ACE Ltd.	940	51,756
Lincoln National Corp.	1,690	87,880
Prudential Financial, Inc.	620	48,515
The Chubb Corp.	560	27,709
		215,860
Multi-Utilities — 3.0%
OGE Energy Corp.	1,350	42,079
PG&E Corp.	1,190	43,816
		85,895
Oil, Gas & Consumable Fuels — 20.7%
Enterprise Products Partners, L.P.	4,620	137,214
Hiland Holdings GP, L.P.	2,600	60,060
Hiland Partners, L.P.	1,520	69,145
Holly Corp.	1,830	79,440
Kinder Morgan Energy Partners, L.P.	240	13,126
Plains All American Pipeline, L.P.	920	43,737
SemGroup Energy Partners, L.P.	2,070	52,267
Targa Resources Partners, L.P.	5,240	121,830
Teekay LNG Partners, L.P.	970	27,858
		604,677
Pharmaceuticals — 3.4%
Abbott Laboratories	1,810	99,822
		99,822
Real Estate Investment Trusts — 4.9%
Annaly Capital Management, Inc.	1,950	29,874
CapLease, Inc.	4,100	31,857
Digital Realty Trust, Inc.	1,110	39,405
Healthcare Realty Trust, Inc.	1,610	42,101
		143,237
Software — 2.5%
Microsoft Corp.	1,670	47,395
Nintendo Co. Ltd., ADR(1)	400	25,940
		73,335
Specialty Retail — 1.0%
The Home Depot, Inc.	990	27,690
		27,690
Thrifts & Mortgage Finance — 2.9%
People’s United Financial, Inc.	4,830	83,607
		83,607
Trading Companies & Distributors — 2.5%
Babcock & Brown Air Ltd., ADR(1)	4,520	73,450
		73,450
Wireless Telecommunication Services — 3.3%
America Movil SAB de C.V., ADR, Series L(1)	1,490	94,898
		94,898
Total Common Stocks (Cost $2,996,836)		2,870,092

	Principal Amount
Convertible Bond — 0.5%
Biotechnology — 0.5%
Gilead Sciences, Inc. Convt. 0.625% due 5/1/2013	$11,000	16,183
		16,183
Total Convertible Bond (Cost $11,990)		16,183

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Equity Dividend VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Short-Term Investments — 0.9%
Federated Prime Obligations Fund, Class B(2)	26,765	$26,765
Total Short-Term Investments (Cost $26,765)		26,765
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)	—	10
RS Emerging Growth Fund, Class Y(3)(4)	—	11
RS Emerging Markets Fund, Class A(3)(4)	—	8
RS Equity Dividend Fund, Class Y(3)(4)	—	2
RS Global Natural Resources Fund, Class Y(4)	1	27
RS Growth Fund, Class Y (4)	1	4
RS Investment Quality Bond Fund, Class A(3)(4)	—	2
RS Investors Fund, Class Y(4)	1	6
RS MidCap Opportunities Fund, Class Y(3)(4)	—	2
RS Partners Fund, Class Y(3)(4)	—	8
RS S&P 500 Index Fund, Class A(3)(4)	—	1
RS Smaller Company Growth Fund, Class Y(3)(4)	—	5
RS Technology Fund, Class Y(3)(4)	—	3
RS Value Fund, Class Y (4)	1	12
Total Other Investments (Cost $107)		101
Total Investments — 99.9% (Cost $3,035,698)		2,913,141
Other Assets, Net — 0.1%		1,809
Total Net Assets — 100.0%		$2,914,950

(1)	ADR — American Depositary Receipt.

(2)	Money Market Fund registered under the Investment Company Act of 1940.

(3)	Rounds to less than one share.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,896,958
Level 2 – Significant Other Observable Inputs	16,183
Level 3 – Significant Unobservable Inputs	—
Total	$2,913,141

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 97.7%
Aerospace & Defense — 2.8%
General Dynamics Corp.	8,896	$741,659
Goodrich Corp.	2,574	148,031
Honeywell International, Inc.	16,604	936,798
L-3 Communications Holdings, Inc.	2,900	317,086
Lockheed Martin Corp.	7,403	735,118
Northrop Grumman Corp.	7,230	562,566
Precision Castparts Corp.	2,900	296,032
Raytheon Co.	9,152	591,311
Rockwell Collins, Inc.	3,536	202,082
The Boeing Co.	16,441	1,222,717
United Technologies Corp.	21,200	1,458,984
		7,212,384
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	3,400	184,960
Expeditors International of Washington, Inc.	4,400	198,792
FedEx Corp.	6,394	592,532
United Parcel Service, Inc., Class B	22,059	1,610,748
		2,587,032
Airlines — 0.1%
Southwest Airlines Co.	18,199	225,668
		225,668
Auto Components — 0.2%
Johnson Controls, Inc.	12,264	414,523
The Goodyear Tire & Rubber Co.(1)	4,322	111,508
		526,031
Automobiles — 0.3%
Ford Motor Co.(1)	45,244	258,796
General Motors Corp.	11,434	217,818
Harley-Davidson, Inc.	5,221	195,787
		672,401
Beverages — 2.6%
Anheuser-Busch Cos., Inc.	15,462	733,672
Brown-Forman Corp., Class B	2,046	135,486
Coca-Cola Enterprises, Inc.	8,124	196,601
Constellation Brands, Inc., Class A(1)	3,500	61,845
Molson Coors Brewing Co., Class B	3,682	193,563
Pepsi Bottling Group, Inc.	4,264	144,592
PepsiCo, Inc.	34,471	2,488,806
The Coca-Cola Co.	42,764	2,603,045
		6,557,610
Biotechnology — 1.3%
Amgen, Inc.(1)	23,617	986,718
Biogen Idec, Inc.(1)	6,454	398,147
Celgene Corp.(1)	9,000	551,610
Genzyme Corp.(1)	5,705	425,251
Gilead Sciences, Inc.(1)	19,800	1,020,294
		3,382,020
Building Products — 0.1%
Masco Corp.	7,420	147,139
Trane, Inc.	3,957	181,626
		328,765
Capital Markets — 2.6%
American Capital Strategies Ltd.	3,700	126,392
Ameriprise Financial, Inc.	4,567	236,799
Bear Stearns Companies, Inc.	2,676	28,071
E*TRADE Financial Corp.(1)	10,100	38,986
Federated Investors, Inc., Class B	1,739	68,099
Franklin Resources, Inc.	3,987	386,699
Janus Capital Group, Inc.	4,326	100,666
Legg Mason, Inc.	2,500	139,950
Lehman Brothers Holdings, Inc.	11,748	442,195
Merrill Lynch & Co., Inc.	20,764	845,925
Morgan Stanley	23,383	1,068,603
Northern Trust Corp.	3,863	256,774
State Street Corp.	8,270	653,330
T. Rowe Price Group, Inc.	4,816	240,800
The Charles Schwab Corp.	22,577	425,125
The Goldman Sachs Group, Inc.	8,802	1,455,763
		6,514,177
Chemicals — 1.9%
Air Products & Chemicals, Inc.	4,469	411,148
Ashland, Inc.	1,031	48,766
E.I. du Pont de Nemours & Co.	18,905	883,998
Eastman Chemical Co.	1,156	72,192
Ecolab, Inc.	4,704	204,295
Hercules, Inc.	1,633	29,868
International Flavors & Fragrances, Inc.	1,417	62,419
Monsanto Co.	11,814	1,317,261
PPG Industries, Inc.	2,995	181,227
Praxair, Inc.	6,483	546,063
Rohm and Haas Co.	3,888	210,263
Sigma-Aldrich Corp.	2,702	161,174
The Dow Chemical Co.	19,542	720,123
		4,848,797
Commercial Banks — 3.3%
Bank of New York Mellon Corp.	24,407	1,018,504
BB&T Corp.	11,734	376,192
Comerica, Inc.	3,064	107,485
Fifth Third Bancorp	11,754	245,894
First Horizon National Corp.	2,992	41,918
Huntington Bancshares, Inc.	7,298	78,453
KeyCorp	8,042	176,522
M&T Bank Corp.	2,000	160,960
Marshall & Ilsley Corp.	6,396	148,387
National City Corp.	13,347	132,803
PNC Financial Services Group, Inc.	6,805	446,204
Regions Financial Corp.	15,927	314,558
SunTrust Banks, Inc.	7,523	414,818
Toronto-Dominion Bank	1,450	88,939
U.S. Bancorp	37,797	1,223,111
Wachovia Corp.	42,513	1,147,851
Wells Fargo & Co.	70,910	2,063,481
Zions Bancorporation	2,472	112,600
		8,298,680
Commercial Services & Supplies — 0.4%
Allied Waste Industries, Inc.(1)	4,913	53,110
Avery Dennison Corp.	2,079	102,391
Cintas Corp.	3,041	86,790
Equifax, Inc.	2,150	74,132
Monster Worldwide, Inc.(1)	2,470	59,799
Pitney Bowes, Inc.	4,665	163,368
R.R. Donnelley & Sons Co.	4,695	142,305
Robert Half International, Inc.	2,619	67,413
Waste Management, Inc.	11,422	383,322
		1,132,630
Communications Equipment — 2.4%
Ciena Corp.(1)	2,154	66,408
Cisco Systems, Inc.(1)	129,463	3,118,764
Corning, Inc.	32,663	785,219
JDS Uniphase Corp.(1)	3,432	45,954
Juniper Networks, Inc.(1)	11,000	275,000
Motorola, Inc.	50,705	471,556
QUALCOMM, Inc.	34,668	1,421,388

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Tellabs, Inc.(1)	8,953	$48,794
		6,233,083
Computers & Peripherals — 4.3%
Apple, Inc.(1)	18,933	2,716,885
Dell, Inc.(1)	47,143	939,088
EMC Corp.(1)	45,971	659,224
Hewlett-Packard Co.	55,301	2,525,044
International Business Machines Corp.	30,222	3,479,761
Lexmark International Group, Inc., Class A(1)	2,204	67,707
NetApp, Inc.(1)	8,633	173,092
QLogic Corp.(1)	2,794	42,888
SanDisk Corp.(1)	4,800	108,336
Sun Microsystems, Inc.(1)	19,158	297,524
Teradata Corp.(1)	2,932	64,680
		11,074,229
Construction & Engineering — 0.2%
Fluor Corp.	1,906	269,051
Jacobs Engineering Group, Inc.(1)	2,500	183,975
		453,026
Construction Materials — 0.1%
Vulcan Materials Co.	2,518	167,195
		167,195
Consumer Finance — 0.7%
American Express Co.	24,737	1,081,501
Capital One Financial Corp.	8,740	430,183
Discover Financial Services	10,991	179,923
SLM Corp.(1)	11,186	171,705
		1,863,312
Containers & Packaging — 0.1%
Ball Corp.	1,698	78,006
Bemis Co., Inc.	2,984	75,883
Pactiv Corp.(1)	2,370	62,118
Sealed Air Corp.	4,710	118,927
		334,934
Distributors — 0.1%
Genuine Parts Co.	3,613	145,315
		145,315
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(1)	2,958	127,785
H & R Block, Inc.	6,318	131,162
		258,947
Diversified Financial Services — 4.1%
Bank of America Corp.	95,081	3,604,521
CIT Group, Inc.	4,000	47,400
Citigroup, Inc.	112,238	2,404,138
CME Group, Inc.	1,100	516,010
IntercontinentalExchange, Inc.(1)	1,500	195,750
JPMorgan Chase & Co.	72,408	3,109,923
Leucadia National Corp.	3,500	158,270
Moody’s Corp.	4,648	161,890
NYSE Euronext	5,600	345,576
		10,543,478
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	131,088	5,020,671
CenturyTel, Inc.	2,122	70,535
Citizens Communications Co.	9,221	96,728
Embarq Corp.	2,740	109,874
Qwest Communications International, Inc.	32,677	148,027
Verizon Communications, Inc.	61,936	2,257,567
Windstream Corp.	10,529	125,822
		7,829,224
Electric Utilities — 2.7%
Allegheny Energy, Inc.	3,880	195,940
Ameren Corp.	4,315	190,033
American Electric Power, Inc.	7,774	323,632
CenterPoint Energy, Inc.	7,948	113,418
CMS Energy Corp.	7,452	100,900
Consolidated Edison, Inc.	5,764	228,831
Dominion Resources, Inc.	13,314	543,744
DTE Energy Co.	4,105	159,643
Duke Energy Corp.	26,302	469,491
Edison International	7,073	346,718
Entergy Corp.	4,652	507,440
Exelon Corp.	14,956	1,215,474
FirstEnergy Corp.	7,451	511,288
FPL Group, Inc.	8,412	527,769
Pepco Holdings, Inc.	4,100	101,352
Pinnacle West Capital Corp.	1,550	54,374
PPL Corp.	8,216	377,279
Progress Energy, Inc.	5,078	211,752
Southern Co.	16,284	579,873
TECO Energy, Inc.	2,588	41,279
Xcel Energy, Inc.	9,253	184,597
		6,984,827
Electrical Equipment — 0.5%
Cooper Industries Ltd., Class A	4,188	168,148
Emerson Electric Co.	16,890	869,160
Rockwell Automation, Inc.	3,531	202,750
		1,240,058
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(1)	9,869	294,392
Jabil Circuit, Inc.	5,356	50,668
Molex, Inc.	2,894	67,025
Tyco Electronics Ltd.	9,594	329,266
		741,351
Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	6,815	466,828
BJ Services Co.	7,888	224,887
Cameron International Corp.(1)	4,500	187,380
ENSCO International, Inc.	3,100	194,122
Halliburton Co.	20,090	790,140
Nabors Industries, Inc.(1)	6,320	213,426
National-Oilwell Varco, Inc.(1)	7,600	443,688
Noble Corp.	5,514	273,880
Rowan Companies, Inc.	2,114	87,055
Schlumberger Ltd.	25,558	2,223,546
Smith International, Inc.	4,300	276,189
Transocean, Inc.	6,766	914,763
Weatherford International Ltd.(1)	7,300	529,031
		6,824,935
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	8,757	568,942
CVS Caremark Corp.	31,888	1,291,783
Safeway, Inc.	9,270	272,075
SUPERVALU, Inc.	4,307	129,124
Sysco Corp.	12,894	374,184
The Kroger Co.	16,796	426,618
Wal-Mart Stores, Inc.	50,682	2,669,928
Walgreen Co.	20,580	783,892
Whole Foods Market, Inc.	2,600	85,722
		6,602,268

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Food Products — 1.5%
Archer-Daniels-Midland Co.	13,788	$567,514
Campbell Soup Co.	4,764	161,738
ConAgra Foods, Inc.	8,985	215,191
Dean Foods Co.	2,600	52,234
General Mills, Inc.	7,225	432,633
H.J. Heinz Co.	6,812	319,960
Kellogg Co.	5,692	299,171
Kraft Foods, Inc., Class A	33,345	1,034,028
McCormick & Co., Inc.	2,128	78,672
Sara Lee Corp.	12,896	180,286
The Hershey Co.	4,575	172,340
Tyson Foods, Inc., Class A	4,500	71,775
Wm. Wrigley Jr. Co.	5,402	339,462
		3,925,004
Gas Utilities — 0.1%
Integrys Energy Group, Inc.	1,599	74,577
Nicor, Inc.	938	31,433
Questar Corp.	3,400	192,304
		298,314
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	13,886	802,889
Becton, Dickinson and Co.	5,239	449,768
Boston Scientific Corp.(1)	28,519	367,040
C.R. Bard, Inc.	1,891	182,292
Covidien Ltd.	10,694	473,209
Hospira, Inc.(1)	2,597	111,074
Medtronic, Inc.	24,740	1,196,674
St. Jude Medical, Inc.(1)	8,090	349,407
Stryker Corp.	5,112	332,536
Varian Medical Systems, Inc.(1)	2,600	121,784
Zimmer Holdings, Inc.(1)	5,170	402,536
		4,789,209
Health Care Providers & Services — 1.9%
Aetna, Inc.	10,992	462,653
AmerisourceBergen Corp.	4,226	173,181
Cardinal Health, Inc.	8,368	439,404
CIGNA Corp.	6,888	279,446
Coventry Health Care, Inc.(1)	3,150	127,102
Express Scripts, Inc.(1)	5,376	345,784
Humana, Inc.(1)	3,935	176,524
Laboratory Corp. of America Holdings(1)	2,400	176,832
McKesson Corp.	5,759	301,599
Medco Health Solutions, Inc.(1)	11,468	502,184
Patterson Companies, Inc.(1)	2,100	76,230
Quest Diagnostics, Inc.	3,696	167,318
Tenet Healthcare Corp.(1)	11,010	62,317
UnitedHealth Group, Inc.	27,600	948,336
WellPoint, Inc.(1)	12,606	556,303
		4,795,213
Health Care Technology — 0.0%
IMS Health, Inc.	4,244	89,166
		89,166
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	10,827	438,277
Darden Restaurants, Inc.	3,362	109,433
International Game Technology	7,684	308,974
Marriott International, Inc., Class A	7,232	248,491
McDonald’s Corp.	25,361	1,414,383
Starbucks Corp.(1)	15,064	263,620
Starwood Hotels & Resorts Worldwide, Inc.	4,298	222,421
Wendy’s International, Inc.	2,530	58,342
Wyndham Worldwide Corp.	3,797	78,522
Yum! Brands, Inc.	10,346	384,975
		3,527,438
Household Durables — 0.4%
Black & Decker Corp.	1,205	79,650
Centex Corp.	2,542	61,542
D.R. Horton, Inc.	6,800	107,100
Fortune Brands, Inc.	2,945	204,677
Harman International Industries, Inc.	1,300	56,602
KB HOME	1,490	36,848
Leggett & Platt, Inc.	2,928	44,652
Lennar Corp., Class A	3,400	63,954
Newell Rubbermaid, Inc.	5,096	116,546
Pulte Homes, Inc.	4,860	70,713
Snap-On, Inc.	873	44,392
The Stanley Works	1,281	61,001
Whirlpool Corp.	1,659	143,968
		1,091,645
Household Products — 2.5%
Clorox Co.	3,445	195,125
Colgate-Palmolive Co.	10,618	827,248
Kimberly-Clark Corp.	9,529	615,097
The Procter & Gamble Co.	66,562	4,663,999
		6,301,469
Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group	3,844	339,310
Dynegy, Inc., Class A(1)	9,236	72,872
The AES Corp.(1)	13,081	218,060
		630,242
Industrial Conglomerates — 3.9%
3M Co.	15,694	1,242,180
General Electric Co.	215,851	7,988,646
Textron, Inc.	4,732	262,247
Tyco International Ltd.	9,594	422,616
		9,915,689
Information Technology Services — 0.8%
Affiliated Computer Services, Inc., Class A(1)	2,300	115,253
Automatic Data Processing, Inc.	11,313	479,558
Cognizant Technology Solutions Corp., Class A(1)	7,100	204,693
Computer Sciences Corp.(1)	3,266	133,220
Convergys Corp.(1)	2,590	39,006
Electronic Data Systems Corp.	10,014	166,733
Fidelity National Information Services, Inc.	3,300	125,862
Fiserv, Inc.(1)	3,775	181,540
Paychex, Inc.	7,597	260,273
Total System Services, Inc.	3,664	86,690
Unisys Corp.(1)	4,833	21,410
Western Union Co.	15,929	338,810
		2,153,048
Insurance — 4.0%
ACE Ltd.	7,024	386,742
AFLAC, Inc.	11,497	746,730
Ambac Financial Group, Inc.	6,084	34,983
American International Group, Inc.	53,503	2,314,005
Aon Corp.	5,608	225,442
Assurant, Inc.	2,100	127,806
Cincinnati Financial Corp.	4,875	185,445
Genworth Financial, Inc., Class A	8,000	181,120
Lincoln National Corp.	6,446	335,192
Loews Corp.	9,663	388,646
Marsh & McLennan Companies, Inc.	11,451	278,832
MBIA, Inc.	4,600	56,212
MetLife, Inc.	15,772	950,421

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Principal Financial Group, Inc.	5,188	$289,075
Prudential Financial, Inc.	9,477	741,575
SAFECO Corp.	2,047	89,822
The Allstate Corp.	12,199	586,284
The Chubb Corp.	7,936	392,673
The Hartford Financial Services Group, Inc.	6,290	476,593
The Progressive Corp.	14,224	228,580
The Travelers Companies, Inc.	13,898	665,019
Torchmark Corp.	1,782	107,116
Unum Group	9,310	204,913
XL Capital Ltd., Class A	3,956	116,900
		10,110,126
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	6,500	463,450
IAC/InterActiveCorp(1)	4,000	83,040
		546,490
Internet Software & Services — 1.6%
Akamai Technologies, Inc.(1)	3,400	95,744
eBay, Inc.(1)	25,334	755,966
Expedia, Inc.(1)	4,300	94,127
Google, Inc., Class A(1)	4,900	2,158,303
VeriSign, Inc.(1)	5,300	176,172
Yahoo! Inc.(1)	28,676	829,597
		4,109,909
Leisure Equipment & Products — 0.2%
Brunswick Corp.	1,348	21,528
Eastman Kodak Co.	7,563	133,638
Hasbro, Inc.	2,589	72,233
Mattel, Inc.	9,333	185,727
		413,126
Life Sciences Tools & Services — 0.3%
Applera Corp. - Applied Biosystems Group	3,176	104,363
Millipore Corp.(1)	723	48,737
PerkinElmer, Inc.	1,870	45,348
Thermo Fisher Scientific, Inc.(1)	8,790	499,624
Waters Corp.(1)	1,962	109,283
		807,355
Machinery — 1.8%
Caterpillar, Inc.	13,694	1,072,103
Cummins, Inc.	4,472	209,379
Danaher Corp.	5,066	385,168
Deere & Co.	9,532	766,754
Dover Corp.	4,232	176,813
Eaton Corp.	2,646	210,807
Illinois Tool Works, Inc.	8,808	424,810
Ingersoll-Rand Co. Ltd., Class A	5,794	258,296
ITT Corp.	4,742	245,683
PACCAR, Inc.	7,909	355,905
Pall Corp.	2,232	78,276
Parker Hannifin Corp.	3,547	245,701
Terex Corp.(1)	1,900	118,750
The Manitowoc Co., Inc.	2,700	110,160
		4,658,605
Media — 2.8%
CBS Corp., Class B	15,737	347,473
Clear Channel Communications, Inc.	9,954	290,856
Comcast Corp., Class A(1)	66,732	1,290,597
E.W. Scripps Co., Class A	1,600	67,216
Gannett Co., Inc.	5,313	154,343
Meredith Corp.	742	28,382
News Corp., Class A	47,300	886,875
Omnicom Group, Inc.	6,222	274,888
The DIRECTV Group, Inc.(1)	15,600	386,724
The Interpublic Group of Companies, Inc.(1)	11,603	97,581
The McGraw-Hill Companies, Inc.	7,324	270,622
The New York Times Co., Class A	3,273	61,794
The Walt Disney Co.	42,416	1,331,014
The Washington Post Co., Class B	123	81,364
Time Warner, Inc.	77,424	1,085,484
Viacom, Inc., Class B(1)	14,037	556,146
		7,211,359
Metals & Mining — 1.1%
Alcoa, Inc.	18,625	671,617
Allegheny Technologies, Inc.	2,406	171,692
Freeport-McMoran Copper & Gold, Inc., Class B	8,203	789,293
Newmont Mining Corp.	10,104	457,711
Nucor Corp.	5,822	394,382
Titanium Metals Corp.	1,900	28,595
United States Steel Corp.	2,588	328,340
		2,841,630
Multi-Utilities — 0.4%
NiSource, Inc.	4,793	82,631
PG&E Corp.	6,780	249,640
Public Service Enterprise Group, Inc.	10,368	416,690
Sempra Energy	5,394	287,392
		1,036,353
Multiline Retail — 0.8%
Big Lots, Inc.(1)	1,734	38,668
Dillards, Inc., Class A	1,262	21,719
Family Dollar Stores, Inc.	2,592	50,544
J.C. Penney Co., Inc.	4,898	184,704
Kohl’s Corp.(1)	6,913	296,498
Macy’s, Inc.	9,794	225,850
Nordstrom, Inc.	3,640	118,664
Sears Holdings Corp.(1)	1,611	164,467
Target Corp.	17,546	889,231
		1,990,345
Office Electronics — 0.1%
Xerox Corp.	20,891	312,738
		312,738
Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	9,686	610,508
Apache Corp.	7,096	857,339
Chesapeake Energy Corp.	9,100	419,965
Chevron Corp.	45,419	3,876,966
ConocoPhillips	34,735	2,647,154
CONSOL Energy, Inc.	3,800	262,922
Devon Energy Corp.	9,398	980,493
El Paso Corp.	13,790	229,466
EOG Resources, Inc.	5,145	617,400
Exxon Mobil Corp.	117,502	9,938,319
Hess Corp.	6,021	530,932
Marathon Oil Corp.	14,496	661,018
Murphy Oil Corp.	4,000	328,560
Noble Energy, Inc.	3,700	269,360
Occidental Petroleum Corp.	17,458	1,277,402
Peabody Energy Corp.	5,800	295,800
Range Resources Corp.	3,200	203,040
Spectra Energy Corp.	12,751	290,085
Sunoco, Inc.	2,532	132,854
Tesoro Corp.	2,900	87,000
Valero Energy Corp.	11,700	574,587
Williams Companies, Inc.	12,415	409,447
XTO Energy, Inc.	11,241	695,368
		26,195,985

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Paper & Forest Products — 0.3%
International Paper Co.	9,605	$261,256
MeadWestvaco Corp.	2,990	81,388
Weyerhaeuser Co.	5,010	325,850
		668,494
Personal Products — 0.2%
Avon Products, Inc.	9,396	371,518
Estee Lauder Companies, Inc., Class A	2,300	105,455
		476,973
Pharmaceuticals — 6.1%
Abbott Laboratories	33,089	1,824,858
Allergan, Inc.	6,626	373,640
Barr Pharmaceuticals, Inc.(1)	2,000	96,620
Bristol-Myers Squibb Co.	41,437	882,608
Eli Lilly & Co.	22,839	1,178,264
Forest Laboratories, Inc.(1)	7,079	283,231
Johnson & Johnson	60,954	3,954,086
King Pharmaceuticals, Inc.(1)	5,445	47,372
Merck & Co., Inc.	47,658	1,808,621
Mylan Laboratories, Inc.	6,600	76,560
Pfizer, Inc.	150,003	3,139,563
Schering-Plough Corp.	34,720	500,315
Watson Pharmaceuticals, Inc.(1)	1,956	57,350
Wyeth	28,369	1,184,689
		15,407,777
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	2,615	93,643
AvalonBay Communities, Inc.	1,600	154,432
Boston Properties, Inc.	2,200	202,554
Developers Diversified Realty Corp.	2,600	108,888
Equity Residential	5,321	220,768
General Growth Properties, Inc.	5,700	217,569
Host Hotels & Resorts, Inc.	10,800	171,936
Kimco Realty Corp.	5,500	215,435
Plum Creek Timber Co., Inc.	3,362	136,834
ProLogis	5,292	311,487
Public Storage, Inc.	2,900	256,998
Simon Property Group, Inc.	4,702	436,863
Vornado Realty Trust	2,700	232,767
		2,760,174
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	3,700	80,068
		80,068
Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	6,361	586,612
CSX Corp.	8,968	502,836
Norfolk Southern Corp.	8,129	441,567
Ryder System, Inc.	930	56,646
Union Pacific Corp.	5,442	682,318
		2,269,979
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(1)	11,902	70,103
Altera Corp.	6,790	125,140
Analog Devices, Inc.	6,027	177,917
Applied Materials, Inc.	29,509	575,721
Broadcom Corp., Class A(1)	9,144	176,205
Intel Corp.	125,453	2,657,095
KLA-Tencor Corp.	3,328	123,469
Linear Technology Corp.	5,347	164,099
LSI Corp.(1)	14,361	71,087
MEMC Electronic Materials, Inc.(1)	4,800	340,320
Microchip Technology, Inc.	4,600	150,558
Micron Technology, Inc.(1)	15,228	90,911
National Semiconductor Corp.	6,658	121,975
Novellus Systems, Inc.(1)	2,370	49,888
NVIDIA Corp.(1)	12,261	242,645
Teradyne, Inc.(1)	3,377	41,942
Texas Instruments, Inc.	31,480	889,940
Xilinx, Inc.	5,730	136,087
		6,205,102
Software — 3.3%
Adobe Systems, Inc.(1)	11,654	414,766
Autodesk, Inc.(1)	4,116	129,572
BMC Software, Inc.(1)	3,606	117,267
CA, Inc.	9,555	214,988
Citrix Systems, Inc.(1)	4,616	135,387
Compuware Corp.(1)	5,622	41,266
Electronic Arts, Inc.(1)	6,400	319,488
Intuit, Inc.(1)	6,330	170,973
Microsoft Corp.	172,465	4,894,557
Novell, Inc.(1)	7,029	44,212
Oracle Corp.(1)	83,811	1,639,343
Symantec Corp.(1)	21,273	353,557
		8,475,376
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	1,500	109,710
AutoNation, Inc.(1)	4,700	70,359
AutoZone, Inc.(1)	974	110,871
Bed, Bath & Beyond, Inc.(1)	5,864	172,988
Best Buy Co., Inc.	7,540	312,608
Circuit City Stores, Inc.	3,140	12,497
GameStop Corp., Class A(1)	3,400	175,814
Limited Brands, Inc.	7,095	121,325
Lowe’s Companies, Inc.	31,468	721,876
Office Depot, Inc.(1)	5,224	57,725
OfficeMax, Inc.	1,341	25,667
RadioShack Corp.	2,565	41,681
Staples, Inc.	14,990	331,429
The Gap, Inc.	12,514	246,276
The Home Depot, Inc.	36,530	1,021,744
The Sherwin-Williams Co.	2,251	114,891
Tiffany & Co.	3,379	141,377
TJX Companies, Inc.	8,072	266,941
		4,055,779
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(1)	7,600	229,140
Jones Apparel Group, Inc.	1,927	25,860
Liz Claiborne, Inc.	1,595	28,949
NIKE, Inc., Class B	8,816	599,488
Polo Ralph Lauren Corp.	1,200	69,948
VF Corp.	1,636	126,807
		1,080,192
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.	12,410	68,255
Federal National Mortgage Association	20,813	547,798
Freddie Mac	14,487	366,811
Hudson City Bancorp, Inc.	10,500	185,640
MGIC Investment Corp.	1,736	18,280
Sovereign Bancorp, Inc.	8,365	77,962
Washington Mutual, Inc.	18,321	188,706
		1,453,452

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Tobacco — 1.5%
Altria Group, Inc.	45,095	$1,001,109
Philip Morris International, Inc.(1)	45,095	2,280,905
Reynolds American, Inc.	3,678	217,113
UST, Inc.	3,831	208,866
		3,707,993
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	2,192	167,447
		167,447
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A(1)	8,500	333,285
Sprint Nextel Corp.	61,117	408,873
		742,158
Total Common Stocks (Cost $207,857,217)		248,883,799

	Principal Amount
U.S. Government Securities — 0.2%
U.S. Treasury Bills — 0.2%
United States Treasury Bill:
0.40% due 6/19/2008(2)	$230,000	229,798
1.345% due 6/5/2008(2)	150,000	149,636
2.193% due 5/22/2008(2)	20,000	19,938
3.143% due 4/3/2008(2)	50,000	49,991
		449,363
Total U.S. Government Securities (Cost $449,363)		449,363

	Shares
RS Core Equity Fund, Class Y(3)	47	$1,865
RS Emerging Growth Fund, Class Y(3)	49	1,610
RS Emerging Markets Fund, Class A(3)	51	1,272
RS Equity Dividend Fund, Class Y(3)	16	141
RS Global Natural Resources Fund, Class Y(3)	124	4,668
RS Growth Fund, Class Y(3)	92	1,140
RS Investment Quality Bond Fund, Class A(3)	15	143
RS Investors Fund, Class Y(3)	190	1,626
RS MidCap Opportunities Fund, Class Y(3)	73	878
RS Partners Fund, Class Y(3)	33	927
RS S&P 500 Index Fund, Class A(3)	15	139
RS Smaller Company Growth Fund, Class Y(3)	54	902
RS Technology Fund, Class Y(3)	41	576
RS Value Fund, Class Y(3)	78	1,838
Total Other Investments (Cost $19,313)		17,725

	Principal Amount
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $6,213,345, due 4/1/2008, collateralized by FHLMC, 6.02%, due 9/15/2008, with a value of $6,342,213	$6,213,000	6,213,000
Total Repurchase Agreements (Cost $6,213,000)		6,213,000
Total Investments — 100.3% (Cost $214,538,893)		255,563,887
Other Liabilities, Net — (0.3)%		(727,577)
Total Net Assets — 100.0%		$254,836,310

(1)	Non income-producing security.

(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Purchased Futures Contracts — 2.3%
S&P 500 INDEX	18	6/2008	$5,958	$(61,740)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$255,563,887	($61,740)
Level 2 – Significant Other Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$255,563,887	($61,740)

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Asset Allocation VIP Series

March 31, 2008 (unaudited)	Shares	Value
Mutual Funds — 78.7%
Funds — 78.7%
RS S&P 500 Index VIP Series(1)(2)	3,552,016	$34,454,552
Total Mutual Funds (Cost $32,321,257)		34,454,552

	Principal Amount
U.S. Government Securities — 1.6%
U.S. Treasury Bills — 1.6%
United States Treasury Bill
0.40% due 6/19/2008(3)	$20,000	19,982
1.236% due 6/26/2008(3)	20,000	19,941
1.84% due 5/29/2008(3)	50,000	49,852
2.193% due 5/22/2008(3)	600,000	598,136
2.222% due 5/8/2008(3)	10,000	9,977
Total U.S. Government Securities (Cost $697,888)		697,888

	Shares
Other Investments – For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	8	337
RS Emerging Growth Fund, Class Y(4)	9	288
RS Emerging Markets Fund, Class A(4)	9	229
RS Equity Dividend Fund, Class Y(4)	3	25
RS Global Natural Resources Fund, Class Y(4)	22	833
RS Growth Fund, Class Y(4)	17	208
RS Investment Quality Bond Fund, Class A(4)	3	25
RS Investors Fund, Class Y(4)	35	298
RS MidCap Opportunities Fund, Class Y(4)	13	161
RS Partners Fund, Class Y(4)	6	164
RS S&P 500 Index Fund, Class A(4)	3	24
RS Smaller Company Growth Fund, Class Y(4)	10	163
RS Technology Fund, Class Y(4)	7	104
RS Value Fund, Class Y(4)	14	330
Total Other Investments (Cost $3,478)		3,189

	Principal Amount
Repurchase Agreements — 19.8%
Lehman Brothers Repurchase Agreement, 1.85% dated 3/31/2008, maturity value of $4,000,206 due 4/1/2008, collateralized by FNMA, 5.50%, due 9/15/2011, with a value of $4,080,000	$4,000,000	4,000,000
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $4,674,260, due 4/1/2008, collateralized by FFCB, 3.90%, due 3/20/2013, with a value of $4,771,900	4,674,000	4,674,000
Total Repurchase Agreements (Cost $8,674,000)		8,674,000
Total Investments — 100.1% (Cost $41,696,623)		43,829,629
Other Liabilities, Net — (0.1)%		(28,209)
Total Net Assets — 100.0%		$43,801,420

(1)	Affiliated issuer.

(2)	The RS S&P 500 Index VIP Series schedule of investments is included herein.

(3)	Security is segregated as collateral to cover margin requirements on open futures contracts.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Purchased Futures Contracts
S&P 500 INDEX	27	6/2008	$8,937	$(92,610)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$43,829,629	$(92,610)
Level 2 – Significant Other Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$43,829,629	$(92,610)

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series

March 31, 2008 (unaudited)	Principal Amount	Value
Asset Backed Securities — 3.7%
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	$2,485,499	$2,335,070
Amresco Residential Securities Mortgage Loan Trust
1997-1 MIF
7.42% due 3/25/2027	125,863	125,564
Carmax Auto Owner Trust
2005-1 A4
4.35% due 3/15/2010	3,525,235	3,537,918
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	429,384	395,690
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	1,334,415	1,291,325
Countrywide Asset-Backed Certificates Trust
2004-S1 A2
3.872% due 3/25/2020(1)	152,247	145,927
Ford Credit Auto Owner Trust
2005-B A4
4.38% due 1/15/2010	1,684,922	1,686,520
GE Capital Credit Card Master Note Trust, Class
A
2006-1 A
5.08% due 9/15/2012	2,450,000	2,508,563
Nissan Auto Receivables Owner Trust
2008-A A3
3.89% due 8/15/2011	2,680,000	2,684,586
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	729,811	702,921
2003-RS7 AI4
5.09% due 2/25/2031(1)	952,813	954,539
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023(1)	1,102,037	1,097,043
Total Asset Backed Securities (Cost $17,610,938)		17,465,666
Collateralized Mortgage Obligations — 19.2%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	6,903,721	6,519,701
Banc of America Funding Corp.
2006-3 5A5
5.50% due 3/25/2036	3,162,463	2,991,359
Banc of America Mortgage Securities, Inc.
2004-F 2A6
4.145% due 7/25/2034(1)	1,350,000	1,324,448
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	4,544,197	4,473,194
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	3,219,428	3,088,514
2006-19CB A15
6.00% due 8/25/2036	3,660,898	3,681,169
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	1,668,489	1,668,403
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	2,741,105
1534 Z
5.00% due 6/15/2023	1,115,683	1,129,387
2500 TD
5.50% due 2/15/2016	66,077	66,129
3227 PR
5.50% due 9/15/2035	8,458,331	8,578,589
FNMA
2006-45 AC
5.50% due 6/25/2036	1,693,720	1,725,940
2002-52 PB
6.00% due 2/25/2032	5,500,000	5,619,870
GNMA
1997-19 PG
6.50% due 12/20/2027	4,594,779	4,887,302
J.P. Morgan Mortgage Trust
2005-S2 2A15
6.00% due 9/25/2035	5,152,566	4,891,718
Mastr Asset Securitization Trust
2003-10 3A7
5.50% due 11/25/2033	2,142,000	2,005,792
Prime Mortgage Trust
2006-1 1A1
5.50% due 6/25/2036	4,393,461	4,258,912
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	3,417,250	3,498,410
Residential Funding Mortgage Securities I
2006-S10 1A1
6.00% due 10/25/2036	4,534,688	4,463,834
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	3,787,553	3,565,140
Wells Fargo Mortgage Backed Securities Trust
2003-11 1A3
4.75% due 10/25/2018	3,500,000	3,504,206
2005-5 1A1
5.00% due 5/25/2020	4,281,936	4,173,551
2006-1 A3
5.00% due 3/25/2021	2,402,841	2,336,013
2003-2 A7
5.25% due 2/25/2018	5,900,000	5,487,899
2007-13 A7
6.00% due 9/25/2037	4,356,738	4,310,447
Total Collateralized Mortgage Obligations (Cost $92,293,431)		90,991,032
Commercial Mortgage Backed Securities — 7.8%
Bear Stearns Commercial Mortgage Securities
2006-T24 AM
5.568% due 10/12/2041(1)	2,822,000	2,571,809
Chase Commercial Mortgage Securities Corp.
1998-2 A2
6.39% due 11/18/2030	582,531	583,770

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(2)	$3,500,000	$3,434,130
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015(2)	5,510,000	6,043,503
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045(1)	2,100,000	1,905,307
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042(1)	4,000,000	3,907,371
2005-LDP5 A4
5.179% due 12/15/2044(1)	2,880,000	2,871,236
2001-C1 A3
5.857% due 10/12/2035	4,000,000	4,066,971
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	3,786,896	3,905,409
LB UBS Comm’l. Mortgage Trust
2006-C6 AM
5.413% due 9/15/2039	3,600,000	3,251,124
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041(1)	3,500,000	3,449,208
2006-C1 AM
5.658% due 5/12/2039(1)	1,000,000	933,083
Total Commercial Mortgage Backed Securities (Cost $37,360,803)		36,922,921
Corporate Bonds — 18.2%
Aerospace & Defense — 0.3%
General Dynamics Corp.
4.50% due 8/15/2010	500,000	514,685
L-3 Communications Corp.
6.125% due 1/15/2014	1,000,000	975,000
		1,489,685
Automotive — 0.4%
DaimlerChrysler NA Holdings
4.05% due 6/4/2008	800,000	800,295
6.50% due 11/15/2013	300,000	316,227
TRW, Inc.
7.75% due 6/1/2029	500,000	606,083
		1,722,605
Building Materials — 0.3%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,284,515
		1,284,515
Computers — 0.2%
Computer Sciences Corp.
6.50% due 3/15/2018(2)	800,000	812,794
		812,794
Diversified Manufacturing — 0.5%
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(2)	750,000	732,340
United Technologies Corp.
4.375% due 5/1/2010	500,000	512,552
4.875% due 5/1/2015	1,000,000	1,017,663
		2,262,555
Electric — 0.4%
Nevada Power Co.
6.65% due 4/1/2036	600,000	565,079
PacifiCorp
5.25% due 6/15/2035	350,000	308,901
PPL Electric Utilities Corp.
6.45% due 8/15/2037	1,000,000	963,876
		1,837,856
Electronics — 0.1%
Koninklijke Philips Electronics NV
6.875% due 3/11/2038	600,000	640,003
		640,003
Energy — 0.6%
Anadarko Petroleum Corp.
6.45% due 9/15/2036	600,000	611,012
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	600,000	575,495
RAS Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 9/15/2009(2)	727,944	732,275
Western Oil Sands, Inc.
8.375% due 5/1/2012	1,000,000	1,123,444
		3,042,226
Energy-Refining — 0.1%
Tosco Corp.
8.125% due 2/15/2030	500,000	629,126
		629,126
Entertainment — 0.5%
Time Warner, Inc.
7.57% due 2/1/2024	1,450,000	1,488,502
Viacom, Inc.
6.875% due 4/30/2036	800,000	770,365
		2,258,867
Finance Companies — 1.3%
Capital One Bank Co.
5.75% due 9/15/2010	1,000,000	971,492
CIT Group, Inc.
4.00% due 5/8/2008	800,000	785,491
General Electric Capital Corp.
6.75% due 3/15/2032	850,000	907,894
GMAC LLC
5.125% due 5/9/2008	1,500,000	1,491,198
Household Finance Corp.
6.375% due 11/27/2012	1,000,000	1,012,824
SLM Corp.
4.00% due 1/15/2009	1,050,000	945,446
		6,114,345
Financial — 1.4%
Bear Stearns Cos., Inc.
6.40% due 10/2/2017	400,000	394,960
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	1,650,000	1,603,952
5.625% due 1/15/2017	370,000	354,950
6.15% due 4/1/2018	800,000	798,813
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/2049(3)	1,000,000	632,500
Lehman Brothers Holdings, Inc.
6.50% due 7/19/2017	870,000	826,192

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Merrill Lynch & Co.
6.05% due 8/15/2012	$1,000,000	$1,015,639
Morgan Stanley
4.00% due 1/15/2010	500,000	494,012
5.95% due 12/28/2017	800,000	773,166
		6,894,184
Financial - Banks — 3.2%
American Express Bank FSB
6.00% due 9/13/2017	500,000	487,439
Bank of America Corp.
4.875% due 9/15/2012	1,300,000	1,318,929
Bank One Corp.
5.25% due 1/30/2013	600,000	612,284
Citigroup, Inc.
4.625% due 8/3/2010	1,300,000	1,299,212
City National Corp.
5.125% due 2/15/2013	700,000	689,009
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	800,000	850,370
Deutsche Bank AG London
6.00% due 9/1/2017	800,000	832,895
HSBC USA, Inc.
4.625% due 4/1/2014	700,000	675,294
J.P. Morgan Chase Capital XXII
6.45% due 2/2/2037	400,000	345,124
JPMorgan Chase & Co.
5.75% due 1/2/2013	900,000	940,201
JPMorgan Chase Bank N.A.
6.00% due 10/1/2017	1,500,000	1,563,335
PNC Bank N.A.
6.875% due 4/1/2018	800,000	813,570
Sovereign Bank, Inc.
5.125% due 3/15/2013	600,000	544,989
Wachovia Capital Trust III
5.80% due 3/15/2042(3)	1,000,000	712,500
Wachovia Corp.
5.25% due 8/1/2014	900,000	888,961
5.75% due 6/15/2017	800,000	776,482
Washington Mutual Bank, FA
5.65% due 8/15/2014	600,000	495,000
Wells Fargo Bank NA
5.75% due 5/16/2016	1,200,000	1,237,071
		15,082,665
Food & Beverage — 0.4%
Diageo Capital PLC
5.50% due 9/30/2016	500,000	505,400
Kellogg Co.
2.875% due 6/1/2008	1,250,000	1,248,640
Tesco PLC
6.15% due 11/15/2037(2)	350,000	339,181
		2,093,221
Health Care — 0.2%
Fisher Scientific International, Inc.
6.125% due 7/1/2015	800,000	796,747
		796,747
Home Construction — 0.1%
Ryland Group, Inc.
5.375% due 6/1/2008	333,000	332,936
		332,936
Insurance — 1.2%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	800,000	798,834
Allied World Assurance Co. Hldgs., Ltd.
7.50% due 8/1/2016	600,000	615,557
AXA SA
6.463% due 12/31/2049(2) (3)	800,000	642,094
Liberty Mutual Group, Inc.
7.50% due 8/15/2036(2)	400,000	378,924
MetLife, Inc.
6.40% due 12/15/2036	1,000,000	794,640
Symetra Financial Corp.
6.125% due 4/1/2016(2)	800,000	747,025
UnitedHealth Group, Inc.
6.50% due 6/15/2037	500,000	457,482
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015(2)	1,100,000	1,110,912
		5,545,468
Iron-Steel — 0.2%
Nucor Corp.
5.75% due 12/1/2017	800,000	828,107
		828,107
Media - Cable — 0.6%
Comcast Cable Communications, Inc.
6.875% due 6/15/2009	1,050,000	1,084,244
Comcast Corp.
6.45% due 3/15/2037	600,000	565,403
6.50% due 1/15/2017	400,000	408,528
Time Warner Cable, Inc.
5.85% due 5/1/2017	800,000	765,768
		2,823,943
Media - NonCable — 0.1%
News America Holdings, Inc.
8.00% due 10/17/2016	500,000	573,991
		573,991
Metals & Mining — 0.4%
Noranda, Inc.
6.00% due 10/15/2015	750,000	740,616
Steel Dynamics, Inc.
6.75% due 4/1/2015	700,000	686,000
Vale Overseas Ltd.
6.25% due 1/23/2017	400,000	398,351
		1,824,967
Natural Gas-Pipelines — 0.1%
Enterprise Products Operating LP
8.375% due 8/1/2066(1)	400,000	389,344
		389,344
Oil & Gas — 0.3%
Pemex Project Funding Master Trust
5.75% due 3/1/2018(2)	700,000	714,267
Petrobras International Finance Co.
5.875% due 3/1/2018	1,000,000	962,546
		1,676,813
Oil & Gas Services — 0.2%
Weatherford International Ltd.
5.15% due 3/15/2013	800,000	800,694
		800,694

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Paper & Forest Products — 0.1%
Weyerhaeuser Co.
6.75% due 3/15/2012	$275,000	$289,142
		289,142
Pharmaceuticals — 0.4%
Amgen, Inc.
5.85% due 6/1/2017	400,000	399,682
Astrazeneca PLC
6.45% due 9/15/2037	600,000	643,791
Genentech, Inc.
4.75% due 7/15/2015	600,000	602,732
Wyeth
5.95% due 4/1/2037	475,000	464,101
		2,110,306
Railroads — 0.3%
Norfolk Southern Corp.
6.75% due 2/15/2011	1,150,000	1,237,866
		1,237,866
Real Estate Investment Trusts — 1.1%
ERP Operating LP
5.375% due 8/1/2016	775,000	688,057
Highwoods Realty Ltd.
5.85% due 3/15/2017	600,000	512,518
Liberty Property LP
7.25% due 3/15/2011	700,000	736,357
PPF Funding, Inc.
5.35% due 4/15/2012(2)	750,000	733,717
Regency Centers LP
6.75% due 1/15/2012	375,000	381,590
Simon Property Group LP
5.25% due 12/1/2016	750,000	681,173
USB Realty Corp.
6.091% due 12/22/2049(2) (3)	950,000	617,500
Westfield Group
5.40% due 10/1/2012(2)	900,000	875,622
		5,226,534
Retailers — 0.2%
CVS Caremark Corp.
5.75% due 6/1/2017	475,000	482,391
Wal-Mart Stores, Inc.
4.50% due 7/1/2015	500,000	496,997
		979,388
Technology — 0.3%
Cisco Systems, Inc.
5.50% due 2/22/2016	450,000	465,573
International Business Machines Corp.
5.70% due 9/14/2017	400,000	419,024
National Semiconductor Corp.
6.60% due 6/15/2017	500,000	495,530
		1,380,127
Utilities-Electric — 0.8%
Alabama Power Co.
5.65% due 3/15/2035	750,000	675,253
Exelon Corp.
4.45% due 6/15/2010	750,000	757,694
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	651,976
Pacific Gas & Electric Co.
6.05% due 3/1/2034	450,000	441,150
Potomac Edison Co.
5.35% due 11/15/2014	850,000	857,956
Public Service Electric Gas Co.
5.125% due 9/1/2012	500,000	517,045
		3,901,074
Utilities-Electric & Water — 0.4%
Public Service Co. of New Mexico
4.40% due 9/15/2008	2,000,000	1,995,816
		1,995,816
Wireless Communications — 0.5%
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	1,250,000	1,398,865
Sprint Capital Corp.
6.90% due 5/1/2019	700,000	551,250
Vodafone Group PLC
6.15% due 2/27/2037	350,000	326,234
		2,276,349
Wireline Communications — 1.1%
AT&T, Inc.
6.30% due 1/15/2038	600,000	580,155
Deutsche Telekom International Finance BV
8.25% due 6/15/2030(1)	850,000	1,019,647
France Telecom S.A.
7.75% due 3/1/2011(1)	800,000	867,474
8.50% due 3/1/2031(1)	335,000	415,030
Telecom Italia Capital
5.25% due 10/1/2015	550,000	499,679
Verizon Communications, Inc.
5.55% due 2/15/2016	800,000	795,917
6.40% due 2/15/2038	1,000,000	973,572
		5,151,474
Total Corporate Bonds (Cost $88,435,809)		86,305,733
Mortgage Pass-Through Securities — 21.2%
FHLMC
5.50% due 9/1/2034 -12/1/2036	10,417,846	10,538,063
FNMA
5.00% 15 yr TBA	2,200,000	2,220,625
5.00% 30 yr TBA	2,750,000	2,721,642
5.00% due 1/1/2033 -2/1/2037	18,223,622	18,061,503
5.50% 30 yr TBA	20,000,000	20,187,500
5.50% due 4/1/2022 -7/1/2037	18,785,666	19,025,164
5.767% due 12/1/2036(1)	3,183,864	3,237,707
6.00% due 8/1/2021	1,365,962	1,407,285
6.19% due 8/1/2046(1)	2,797,422	2,874,542
6.50% due 8/1/2010 -11/1/2037	13,193,732	13,679,761
7.00% due 9/1/2014 -6/1/2032	509,643	539,784
7.50% due 12/1/2029	412,303	445,804
8.00% due 6/1/2008 -9/1/2030	131,685	142,835
GNMA
5.50% 30 yr TBA	3,700,000	3,771,687
6.00% due 10/15/2032 -12/15/2033	1,046,858	1,084,597
6.50% due 2/15/2032 -4/15/2033	862,516	900,930
Total Mortgage Pass-Through Securities (Cost $98,779,127)		100,839,429

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Municipal Bonds — 0.5%
Connecticut State
Series F
5.00% due 12/1/2021	$1,200,000	$1,271,712
New York State Dormitory Authority
Columbia University-Series C
5.00% due 7/1/2025	1,200,000	1,238,472
Total Municipal Bonds (Cost $2,498,675)		2,510,184
Sovereign Debt Securities — 0.6%
Pemex Project Funding Master Trust
6.625% due 6/15/2035	275,000	284,591
7.875% due 2/1/2009	1,200,000	1,242,818
Quebec Province
4.60% due 5/26/2015	900,000	944,080
United Mexican States
4.625% due 10/8/2008	450,000	453,150
Total Sovereign Debt Securities (Cost $2,817,817)		2,924,639
Taxable Municipal Securities — 0.1%
Oregon — 0.1%
Oregon School Board Association
4.759% due 6/30/2028	450,000	414,720
		414,720
Total Taxable Municipal Securities (Cost $450,000)		414,720
U.S. Government Securities — 21.4%
U.S. Government Agency Securities — 6.0%
FHLB
5.125% due 7/17/2018	7,300,000	7,309,198
FHLMC
5.00% due 7/2/2018	4,255,000	4,256,251
FNMA
4.375% due 7/17/2013	10,900,000	11,436,040
4.625% due 10/15/2013	5,350,000	5,672,279
		28,673,768
U.S. Treasury Bonds — 3.2%
U.S. Treasury Bonds
5.00% due 5/15/2037	6,200,000	6,935,766
6.00% due 2/15/2026	1,300,000	1,574,625
8.00% due 11/15/2021	780,000	1,100,166
8.125% due 8/15/2019	2,085,000	2,904,503
8.50% due 2/15/2020	1,900,000	2,725,757
		15,240,817
U.S. Treasury Notes — 12.2%
U.S. Treasury Notes
2.75% due 2/28/2013	13,356,000	13,539,645
2.875% due 1/31/2013	3,720,000	3,791,785
3.50% due 2/15/2018	8,121,000	8,167,947
3.625% due 12/31/2012	12,300,000	12,960,166
3.875% due 10/31/2012	9,485,000	10,083,001
4.125% due 8/31/2012	2,970,000	3,186,020
4.25% due 11/15/2017	737,000	786,344
4.50% due 5/15/2017	685,000	744,402
4.625% due 2/29/2012	95,000	103,632
4.75% due 8/15/2017	3,500,000	3,872,421
4.875% due 6/30/2012	540,000	595,055
		57,830,418
Total U.S. Government Securities (Cost $97,253,186)		101,745,003

	Shares
Other Investments—For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	75	2,973
RS Emerging Growth Fund, Class Y(4)	81	2,657
RS Emerging Markets Fund, Class A(4)	82	2,042
RS Equity Dividend Fund, Class Y(4)	29	256
RS Global Natural Resources Fund, Class Y(4)	197	7,413
RS Growth Fund, Class Y(4)	141	1,744
RS Investment Quality Bond Fund, Class A(4)	26	260
RS Investors Fund, Class Y(4)	290	2,476
RS MidCap Opportunities Fund, Class Y(4)	109	1,310
RS Partners Fund, Class Y(4)	55	1,551
RS S&P 500 Index Fund, Class A(4)	28	253
RS Smaller Company Growth Fund, Class Y(4)	87	1,437
RS Technology Fund, Class Y(4)	65	907
RS Value Fund, Class Y(4)	128	3,002
Total Other Investments (Cost $30,688)		28,281

	Principal Amount
Short-Term Investments — 0.8%
Toyota Motor Credit
2.45% due 4/21/2008	$3,800,000	3,794,828
Total Short-Term Investments (Cost $3,794,828)		3,794,828
Repurchase Agreements — 12.5%
State Street Bank and Trust Co. Repurchase
Agreement, 2.00% dated 3/31/2008, maturity value of $59,215,290, due 4/1/2008, collateralized by FHLMC, 5.50%, due 3/9/2017, with a value of $57,749,530; FHLMC, 6.00%, due 7/6/2017, with a value of $2,921,525	59,212,000	59,212,000
Total Repurchase Agreements (Cost $59,212,000)		59,212,000
Total Investments — 106.0% (Cost $500,537,302)		503,154,436
Other Liabilities, Net — (6.0)%		(28,550,100)
Total Net Assets — 100.0%		$474,604,336

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

(1)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2008.

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $17,914,284, representing 3.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(3)	Maturity is perpetual. Maturity date presented represents the next call date.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$162,382,514
Level 2 – Significant Other Observable Inputs	340,771,922
Level 3 – Significant Unobservable Inputs	—
Total	$503,154,436

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Low Duration Bond VIP Series

March 31, 2008 (unaudited)	Principal Amount	Value
Asset Backed Securities — 18.7%
American Express Credit Account Master Trust 2004-3 A
4.35% due 12/15/2011	$260,000	$263,207
Ameriquest Mortgage Securities, Inc. 2003-5 A6
4.541% due 4/25/2033(1)	227,909	214,115
Bank One Issuance Trust 2003-A7 A7
3.35% due 3/15/2011	280,000	280,258
Capital Auto Receivables Asset Trust 2006-SN1A A3
5.31% due 10/20/2009(2)	420,000	422,502
Carmax Auto Owner Trust 2005-1 A4
4.35% due 3/15/2010	340,002	341,225
Chase Funding Mortgage Loan Trust 2004-1 1A6
4.266% due 6/25/2015	332,426	306,341
Chase Issuance Trust 2007-A15 A
4.96% due 9/17/2012	420,000	432,795
Chase Manhattan Auto Owner Trust 2005-A A3
3.87% due 6/15/2009	89,585	89,747
Citibank Credit Card Master Trust I 1999-2 A
5.875% due 3/10/2011	394,000	403,612
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5
4.553% due 8/25/2033(1)	266,312	257,713
Countrywide Asset-Backed Certificates Trust 2004-S1 A2
3.872% due 3/25/2020(1)	69,722	66,827
Detroit Edison Securitization Funding LLC 2001-1 A4
6.19% due 3/1/2013	170,000	178,115
Ford Credit Auto Owner Trust 2005-B A4
4.38% due 1/15/2010	299,160	299,443
GE Capital Credit Card Master Note Trust 2006-1 A
5.08% due 9/15/2012	265,000	271,334
Nissan Auto Receivables Owner Trust 2008-A A3
3.89% due 8/15/2011	270,000	270,462
Peco Energy Transition Trust 2000-A A4
7.65% due 3/1/2010	265,000	279,647
PSE&G Transition Funding LLC 2001-1 A5
6.45% due 3/15/2013	365,000	387,886
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5
4.66% due 2/25/2032	330,961	318,767
2002-RS4 AI5
6.163% due 8/25/2032(1)	33,265	28,787
World Omni Auto Receivables Trust 2005-A A4
3.82% due 11/12/2011	373,327	374,186
Total Asset Backed Securities (Cost $5,473,902)		5,486,969
Collateralized Mortgage Obligations — 9.2%
Banc of America Mortgage Securities, Inc. 2004-F 2A6
4.145% due 7/25/2034(1)	260,000	255,079
Countrywide Alternative Loan Trust 2004-35T2 A1
6.00% due 2/25/2035	204,199	195,895
Countrywide Home Loans 2002-19 1A1
6.25% due 11/25/2032	99,611	99,606
FHLMC
2598 QC
4.50% due 6/15/2027	198,110	198,474
1534 Z
5.00% due 6/15/2023	152,334	154,205
2500 TD
5.50% due 2/15/2016	18,776	18,791
20 H
5.50% due 10/25/2023	70,882	73,411
2470 VB
6.00% due 8/15/2018	133,514	134,301
1650 J
6.50% due 6/15/2023	105,005	106,147
FNMA
2003-24 PU
3.50% due 11/25/2015	142,271	141,542
2003-63 GU
4.00% due 7/25/2033	103,182	103,363
2005-39 CL
5.00% due 12/25/2021	260,000	265,454
2003-13 ME
5.00% due 2/25/2026	96,680	96,853
2006-45 AC
5.50% due 6/25/2036	121,403	123,713
2002-52 PB
6.00% due 2/25/2032	407,000	415,870
GNMA
2002-93 NV
4.75% due 2/20/2032	11,233	11,241
J.P. Morgan Mortgage Trust 2005-S2 2A15
6.00% due 9/25/2035	144,428	137,116
Residential Asset Mortgage Products, Inc. 2005-SL1 A4
6.00% due 5/25/2032	117,351	120,138
Wells Fargo Mortgage-Backed Securities Trust 2005-14 2A1
5.50% due 12/25/2035	45,143	43,986
Total Collateralized Mortgage Obligations (Cost $2,694,020)		2,695,185
Commercial Mortgage Backed Securities — 11.0%
Chase Commercial Mortgage Securities Corp. 1998-2 A2
6.39% due 11/18/2030	370,701	371,490
Commercial Mortgage Asset Trust 1999-C1 A3
6.64% due 1/17/2032	295,621	298,728
Crown Castle Towers LLC 2005-1A AFX
4.643% due 6/15/2035(2)	185,000	181,518

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Low Duration Bond VIP Series (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Four Times Square Trust 2000-4TS A2
7.795% due 4/15/2015(2)	$365,000	$400,341
GMAC Commercial Mortgage Securities, Inc. 1999-C2 A2
6.945% due 9/15/2033	217,796	220,835
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2
4.305% due 8/10/2042	274,000	270,303
GS Mortgage Securities Corp. II 2004-GG2 A3
4.602% due 8/10/2038	270,000	268,188
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2004-C1 A1
3.053% due 1/15/2038	265,363	260,261
2001-C1 A3
5.857% due 10/12/2035	250,000	254,186
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2
7.77% due 10/15/2032	123,229	127,086
LB UBS Commercial Mortgage Trust 2003-C1 A2
3.323% due 3/15/2027	19,796	19,621
Morgan Stanley Capital I 1999-RM1 E
6.99% due 12/15/2031(1)	560,000	565,662
Total Commercial Mortgage Backed Securities (Cost $3,266,818)		3,238,219
Corporate Bonds — 19.5%
Diversified Financial Services — 0.8%
Citigroup, Inc.
4.25% due 7/29/2009	225,000	224,680
		224,680
Electric — 2.0%
Alabama Power Co.
5.375% due 10/1/2008	250,000	251,841
Entergy Gulf States, Inc.
3.60% due 6/1/2008	150,000	149,623
Pacific Gas & Electric
3.60% due 3/1/2009	200,000	199,506
		600,970
Energy — 1.8%
Anadarko Petroleum Corp.
3.25% due 5/1/2008	400,000	399,906
RAS Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 9/15/2009(2)	114,660	115,342
		515,248
Finance Companies — 4.3%
Capital One Bank
4.25% due 12/1/2008	200,000	197,121
CIT Group, Inc.
4.00% due 5/8/2008	150,000	147,280
General Electric Capital Corp.
3.50% due 2/2/2009	250,000	250,811
Popular NA, Inc.
3.875% due 10/1/2008	250,000	249,097
SLM Corp.
4.00% due 1/15/2009	200,000	180,085
Textron Financial Corp.
5.125% due 11/1/2010	250,000	260,024
		1,284,418
Financial — 0.7%
Morgan Stanley
3.875% due 1/15/2009	200,000	199,923
		199,923
Food & Beverage — 0.9%
Pepsi Bottling Holdings, Inc.
5.625% due 2/17/2009(2)	250,000	255,060
		255,060
Home Construction — 0.3%
Ryland Group, Inc.
5.375% due 6/1/2008	83,000	82,984
		82,984
Insurance — 0.5%
Unum Group
5.859% due 5/15/2009	150,000	154,458
		154,458
Media-Cable — 2.6%
Comcast Corp.
5.45% due 11/15/2010	250,000	257,618
7.625% due 4/15/2008	250,000	250,292
Cox Communications, Inc.
4.625% due 1/15/2010	250,000	250,120
		758,030
Natural Gas-Distributors — 0.9%
ONEOK, Inc.
7.125% due 4/15/2011	240,000	256,494
		256,494
Paper & Forest Products — 1.7%
International Paper Co.
3.80% due 4/1/2008	250,000	250,000
Packaging Corp. of America
4.375% due 8/1/2008	250,000	250,157
		500,157
Retailers — 1.7%
CVS Caremark Corp.
4.00% due 9/15/2009	250,000	250,110
Federated Department Stores, Inc.
6.625% due 9/1/2008	255,000	256,184
		506,294
Utilities-Electric & Water — 0.5%
Public Service Co. of New Mexico
4.40% due 9/15/2008	150,000	149,686
		149,686
Wireline Communications — 0.8%
Telecom Italia Capital
4.00% due 11/15/2008	250,000	247,705
		247,705
Total Corporate Bonds (Cost $5,709,795)		5,736,107

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Low Duration Bond VIP Series (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Mortgage Pass-Through Security — 0.7%
FNMA
6.19% due 8/1/2046(1)	$209,978	$215,767
Total Mortgage Pass-Through Security (Cost $211,993)		215,767
Sovereign Debt Security — 0.9%
United Mexican States
4.625% due 10/8/2008	250,000	251,750
Total Sovereign Debt Security (Cost $249,163)		251,750
U.S. Government Securities — 39.1%
U.S. Government Agency Securities — 12.7%
FHLMC
5.125% due 8/23/2010	1,090,000	1,157,839
FNMA
5.00% due 10/15/2011 -2/16/2012	1,325,000	1,422,649
5.125% due 4/15/2011	1,080,000	1,151,950
		3,732,438
U.S. Treasury Notes — 26.4%
U.S. Treasury Notes
2.00% due 2/28/2010	1,830,000	1,842,724
2.125% due 1/31/2010	1,700,000	1,714,477
3.125% due 11/30/2009	255,000	261,196
3.25% due 12/31/2009	640,000	657,650
3.50% due 2/15/2010	115,000	119,016
3.625% due 10/31/2009	110,000	113,437
4.50% due 5/15/2010 -11/30/2011	1,135,000	1,209,826
4.75% due 5/31/2012	210,000	230,344
4.875% due 5/31/2011	775,000	845,840
5.00% due 2/15/2011	690,000	752,747
		7,747,257
Total U.S. Government Securities (Cost $11,106,305)		11,479,695

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	5	188
RS Emerging Growth Fund, Class Y(3)	5	166
RS Emerging Markets Fund, Class A(3)	5	127
RS Equity Dividend Fund, Class Y(3)	2	15
RS Global Natural Resources Fund, Class Y(3)	12	467
RS Growth Fund, Class Y(3)	9	112
RS Investment Quality Bond Fund, Class A(3)	2	16
RS Investors Fund, Class Y(3)	19	161
RS MidCap Opportunities Fund, Class Y(3)	7	86
RS Partners Fund, Class Y(3)	3	93
RS S&P 500 Index Fund, Class A(3)	2	15
RS Smaller Company Growth Fund, Class Y(3)	5	91
RS Technology Fund, Class Y(3)	4	57
RS Value Fund, Class Y(3)	8	188
Total Other Investments (Cost $1,933)		1,782

March 31, 2008 (unaudited)	Principal Amount
Repurchase Agreements — 2.1%
State Street Bank and Trust Co. Repurchase Agreement, 2.00%, dated 3/31/2008, maturity value of $629,035, due 4/1/2008, collateralized by FHLMC, 3.63%, due 9/15/2008, with a value of $644,800.	$629,000	$629,000
Total Repurchase Agreements (Cost $629,000)		629,000
Total Investments — 101.2% (Cost $29,342,929)		29,734,474
Other Liabilities, Net — (1.2)%		(346,397)
Total Net Assets — 100.0%		$29,388,077

(1)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2008.

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $1,374,763, representing 4.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$12,362,227
Level 2 – Significant Other Observable Inputs	17,372,247
Level 3 – Significant Unobservable Inputs	—
Total	$29,734,474

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Corporate Bonds — 90.3%
Advertising — 0.6%
Lamar Media Corp. Sr. Nt.
6.625% due 8/15/2015	Ba3/BB-	$370,000	$325,600
			325,600
Aerospace & Defense — 1.9%
Communications & Power Industries, Inc. Sr. Sub. Nt.
8.00% due 2/1/2012	B3/B-	370,000	362,600
DRS Technologies, Inc. Sr. Sub. Nt.
7.625% due 2/1/2018	B3/B	442,000	442,000
L-3 Communications Corp. Sr. Sub. Nt.
5.875% due 1/15/2015	Ba3/BB+	130,000	124,475
6.375% due 10/15/2015	Ba3/BB+	150,000	146,625
			1,075,700
Auto Parts & Equipment — 0.2%
Tenneco, Inc. Sr. Nt.
8.125% due 11/15/2015(1)	B2/B+	130,000	129,025
			129,025
Automotive — 7.7%
American Axle & Manufacturing, Inc. Sr. Nt.
7.875% due 3/1/2017	Ba3/BB	100,000	84,750
Ford Motor Credit Co. Nt.
6.75% due 8/15/2008	B1/B	700,000	690,129
Sr. Nt.
7.25% due 10/25/2011	NR/NR	1,190,000	977,495
8.00% due 12/15/2016	B1/B	300,000	234,841
9.75% due 9/15/2010	B1/B	457,000	407,083
9.875% due 8/10/2011	B1/B	430,000	383,453
General Motors Corp. Nt.
6.375% due 5/1/2008	Caa1/B-	700,000	693,000
Sr. Deb.
8.375% due 7/15/2033	Caa1/B-	680,000	479,400
Goodyear Tire & Rubber Co. Sr. Nt.
8.625% due 12/1/2011	Ba3/BB-	72,000	75,510
8.663% due 12/1/2009(2)	Ba3/BB-	110,000	109,313
TRW Automotive, Inc.
7.25% due 3/15/2017(1)	Ba3/BB	338,000	307,580
			4,442,554
Building Materials — 0.7%
Norcraft Cos. L.P. Sr. Sub. Nt.
9.00% due 11/1/2011	B1/B+	375,000	377,812
			377,812
Chemicals — 1.8%
Koppers, Inc. Sr. Nt.
9.875% due 10/15/2013	B2/B+	298,000	312,900
Momentive Performance Materials, Inc. Sr. Nt.
9.75% due 12/1/2014(2)	B3/B	460,000	412,850
Nalco Co. Sr. Sub. Nt.
8.875% due 11/15/2013	B3/B-	315,000	323,662
			1,049,412
Construction Machinery — 1.4%
Ashtead Capital, Inc. Nt.
9.00% due 8/15/2016(1)	B1/B	255,000	206,550
Ashtead Holdings PLC Sr. Nt.
8.625% due 8/1/2015(1)	B1/B	170,000	136,000
Titan International, Inc. Sr. Nt.
8.00% due 1/15/2012	Caa1/B-	120,000	117,600
United Rentals NA, Inc. Sr. Sub. Nt.
7.75% due 11/15/2013	B3/B	448,000	365,120
			825,270
Consumer Products — 0.9%
Elizabeth Arden, Inc. Sr. Sub. Nt.
7.75% due 1/15/2014	B1/B+	555,000	527,250
			527,250
Diversified Financial Services — 1.9%
GMAC LLC Sr. Nt.
6.875% due 9/15/2011	B1/B+	520,000	397,989
Rainbow National Services LLC
8.75% due 9/1/2012(1)	B1/BB	700,000	715,750
			1,113,739
Diversified Manufacturing — 0.1%
ESCO Corp. Sr. Nt.
8.625% due 12/15/2013(1)	B2/B	65,000	63,050
			63,050
Electric — 4.8%
Dynegy Holdings, Inc. Sr. Nt.
7.75% due 6/1/2019	B2/B	340,000	317,900
Edison Mission Energy Sr. Nt.
7.00% due 5/15/2017	B1/BB-	270,000	268,650
NRG Energy, Inc. Sr. Nt.
7.375% due 1/15/2017	B1/B	475,000	461,938
Reliant Energy, Inc. Sr. Nt.
7.625% due 6/15/2014	B3/B	270,000	267,975
7.875% due 6/15/2017	B3/B	135,000	134,325
Sierra Pacific Resources Sr. Nt.
8.625% due 3/15/2014	Ba3/BB-	390,000	409,524
Texas Competitive Electric Holdings Co. LLC
10.25% due 11/1/2015(1)	B3/CCC	910,000	906,587
			2,766,899

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Electrical Components & Equipment — 0.2%
Belden, Inc. Sr. Sub. Nt.
7.00% due 3/15/2017	Ba1/BB-	$135,000	$130,275
			130,275
Energy — 8.8%
Allis-Chalmers Energy, Inc. Sr Nt.
9.00% due 1/15/2014	B2/B	210,000	191,100
Basic Energy Services, Inc. Sr. Nt.
7.125% due 4/15/2016	B1/BB-	170,000	161,925
Chaparral Energy, Inc. Sr. Nt.
8.50% due 12/1/2015	Caa1/CCC+	635,000	552,450
Chesapeake Energy Corp. Sr. Nt.
7.625% due 7/15/2013	Ba3/BB	255,000	261,375
Cimarex Energy Co. Sr. Nt.
7.125% due 5/1/2017	B1/BB-	215,000	213,387
Compagnie Generale de Geophysique-Veritas Sr. Nt.
7.75% due 5/15/2017	Ba3/BB	65,000	65,975
Complete Production Services, Inc. Sr. Nt.
8.00% due 12/15/2016	B2/BB-	130,000	124,800
El Paso Corp. Sr. Nt.
7.00% due 6/15/2017	Ba3/BB-	390,000	401,119
Encore Acquisition Co. Sr. Sub. Nt.
7.25% due 12/1/2017	B1/B	450,000	429,750
Hilcorp Energy I L.P. Sr. Nt.
7.75% due 11/1/2015(1)	B3/B+	125,000	117,187
9.00% due 6/1/2016(1)	B3/B+	170,000	171,275
Mariner Energy, Inc. Sr. Nt.
8.00% due 5/15/2017	B3/B	215,000	205,325
OPTI Canada, Inc. Sr. Sec. Nt.
7.875% due 12/15/2014	B1/BB+	150,000	146,625
8.25% due 12/15/2014	B1/BB+	470,000	465,300
Peabody Energy Corp.
6.875% due 3/15/2013	Ba1/BB	360,000	365,400
Pride International, Inc. Sr. Nt.
7.375% due 7/15/2014	Ba2/BB+	168,000	174,720
Southwestern Energy Co. Sr. Nt.
7.50% due 2/1/2018(1)	Ba2/BB+	520,000	538,200
Western Oil Sands, Inc.
8.375% due 5/1/2012	Baa1/BBB+	222,000	249,405
Whiting Petroleum Corp. Sr. Sub. Nt.
7.00% due 2/1/2014	B1/B	300,000	297,000
			5,132,318
Energy-Refining — 0.4%
Petroplus Finance Ltd. Sr. Nt.
6.75% due 5/1/2014(1)	B1/BB-	75,000	68,438
7.00% due 5/1/2017(1)	B1/BB-	210,000	187,425
			255,863
Environmental — 0.4%
Allied Waste NA, Inc. Sr. Nt.
7.875% due 4/15/2013	B1/BB	250,000	257,188
			257,188
Financial - Banks — 0.7%
CIT Group, Inc.
4.00% due 5/8/2008	A3/A-	420,000	412,383
			412,383
Food & Beverage — 3.4%
Aramark Corp. Sr. Nt.
6.739% due 2/1/2015(2)	B3/B	108,000	95,310
8.50% due 2/1/2015	B3/B	658,000	659,645
ASG Consolidated LLC Sr. Disc. Nt.
0.00/11.50% due
11/1/2011(3)	B3/B+	420,000	378,000
Constellation Brands, Inc.
7.25% due 5/15/2017	Ba3/BB-	270,000	261,900
Michael Foods, Inc. Sr. Sub. Nt.
8.00% due 11/15/2013	B3/B-	580,000	565,500
			1,960,355
Gaming — 5.5%
Boyd Gaming Corp. Sr. Sub. Nt.
6.75% due 4/15/2014	B1/BB	510,000	418,200
7.125% due 2/1/2016	B1/BB	340,000	273,700
Buffalo Thunder Development Authority Sr. Sec. Nt.
9.375% due 12/15/2014(1)	B2/B	110,000	82,500
MGM Mirage, Inc. Sr. Nt.
7.50% due 6/1/2016	Ba2/BB	930,000	837,000
Pokagon Gaming Authority Sr. Nt.
10.375% due 6/15/2014(1)	B3/B	158,000	166,690
Seminole Hard Rock Entertainment, Inc. Sr. Sec. Nt.
5.30% due 3/15/2014(1)(2)	B1/BB	60,000	47,550
Seneca Gaming Corp. Sr. Nt.
7.25% due 5/1/2012	Ba2/BB	505,000	475,962
Shingle Springs Tribal Gaming Authority Sr. Nt.
9.375% due 6/15/2015(1)	B3/B	270,000	238,950

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Snoqualmie Entertainment Authority Nt.
9.125% due 2/1/2015(1)	B3/B	$755,000	$645,525
			3,186,077
Health Care — 8.5%
Alliance Imaging, Inc. Sr. Sub. Nt.
7.25% due 12/15/2012	B3/B-	800,000	752,000
Community Health Systems, Inc.
8.875% due 7/15/2015	B3/B	690,000	692,587
DaVita, Inc.
7.25% due 3/15/2015	B2/B	430,000	419,250
Fresenius Medical Care Capital Tr.
7.875% due 6/15/2011	B1/BB	310,000	321,625
HCA, Inc. Sr. Nt.
6.75% due 7/15/2013	Caa1/B-	430,000	380,550
Sec. Nt.
9.125% due 11/15/2014	B2/BB-	1,077,000	1,109,310
9.25% due 11/15/2016	B2/BB-	870,000	902,625
Health Management Associates, Inc. Sr. Nt.
6.125% due 4/15/2016	NR/BB-	395,000	333,775
			4,911,722
Home Construction — 0.5%
Meritage Homes Corp. Sr. Nt.
6.25% due 3/15/2015	B1/BB-	270,000	202,500
7.00% due 5/1/2014	B1/BB-	135,000	102,263
			304,763
Industrial-Other — 0.2%
Baldor Electric Co. Sr. Nt.
8.625% due 2/15/2017	B3/B	120,000	118,800
			118,800
Insurance — 0.5%
UnumProvident Finance Co. Sr. Nt.
6.85% due 11/15/2015(1)	Ba1/BB+	300,000	302,976
			302,976
Iron-Steel — 1.0%
Steel Dynamics, Inc. Sr. Nt.
7.375% due 11/1/2012(1)	Ba2/BB+	600,000	606,000
			606,000
Lodging — 1.7%
Harrah’s Operating Co., Inc.
10.75% due 2/1/2016(1)	B3/B+	390,000	328,575
Host Marriott L.P. Sr. Nt. Ser. O
6.375% due 3/15/2015	Ba1/BB	675,000	627,750
			956,325
Media - Cable — 5.0%
Cablevision Systems Corp. Sr. Nt.
8.00% due 4/15/2012(2)	B2/B+	775,000	753,688
Charter Communications Holdings II LLC Sr. Nt.
10.25% due 9/15/2010	Caa2/CCC	860,000	782,600
Charter Communications Operating LLC Sr. Sec. Nt.
8.00% due 4/30/2012(1)	B3/B-	278,000	255,065
10.875% due 9/15/2014(1)	B3/B-	110,000	108,350
CSC Holdings, Inc. Sr. Nt. Ser. B
7.625% due 4/1/2011	B1/BB	315,000	311,456
Mediacom LLC Sr. Nt.
9.50% due 1/15/2013	B3/B-	300,000	276,000
Sinclair Television Group, Inc.
8.00% due 3/15/2012	Ba3/BB-	390,000	393,900
Virgin Media Finance PLC Sr. Nt.
9.125% due 8/15/2016	B2/B-	42,000	37,590
			2,918,649
Media - NonCable — 5.7%
Block Communications, Inc. Sr. Nt.
8.25% due 12/15/2015(1)	B1/B	880,000	827,200
Bonten Media Acquisition Co. Sr. Sub. Nt.
9.00% due 6/1/2015(1)(4)	Caa1/CCC+	215,000	165,550
DirecTV Holdings LLC Sr. Nt.
8.375% due 3/15/2013	Ba3/BB-	465,000	471,394
EchoStar DBS Corp. Sr. Nt.
6.375% due 10/1/2011	Ba3/BB-	530,000	508,800
Hughes Network Systems LLC Sr. Nt.
9.50% due 4/15/2014	B1/B-	85,000	84,575
Idearc, Inc. Sr. Nt.
8.00% due 11/15/2016	B2/BB-	390,000	252,525
Mediacom Broadband LLC Sr. Nt.
8.50% due 10/15/2015	B3/B-	120,000	100,800
Quebecor Media, Inc. Sr. Nt.
7.75% due 3/15/2016(1)	B2/B	405,000	369,562
R.H. Donnelley Corp. Sr. Disc. Nt. Ser. A-1
6.875% due 1/15/2013	B3/B	119,000	72,590
Sr. Disc. Nt. Ser. A-2
6.875% due 1/15/2013	B3/B	356,000	217,160
Sr. Nt. Ser. A-4
8.875% due 10/15/2017(1)	B3/B	355,000	221,875
			3,292,031
Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt.
8.25% due 4/1/2015	Ba2/BB	135,000	142,425
8.375% due 4/1/2017	Ba2/BB	395,000	419,194
			561,619

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Natural Gas-Distributors — 1.2%
Amerigas Partners L.P. Sr. Nt.
7.125% due 5/20/2016	B1/NR	$510,000	$499,800
7.25% due 5/20/2015	B1/NR	195,000	192,075
			691,875
Natural Gas-Pipelines — 2.1%
El Paso Performance-Linked Tr. Nt.
7.75% due 7/15/2011(1)	Ba3/BB	170,000	173,815
MarkWest Energy Partners L.P. Sr. Nt. Ser. B
8.50% due 7/15/2016	B2/B	510,000	513,825
SemGroup L.P. Sr. Nt.
8.75% due 11/15/2015(1)	B1/NR	600,000	549,000
			1,236,640
Noncaptive Consumer — 2.7%
ACE Cash Express, Inc. Sr. Nt.
10.25% due 10/1/2014 (1)(5)	Caa1/B-	420,000	342,300
Residential Capital LLC
3.49% due 6/9/2008(2)	B2/B	870,000	687,300
8.125% due 11/21/2008(2)	B2/B	440,000	303,600
8.50% due 6/1/2012(2)	B2/B	440,000	215,600
			1,548,800
Oil & Gas — 0.7%
Chesapeake Energy Corp.
6.875% due 1/15/2016	Ba3/BB	260,000	257,400
Key Energy Services, Inc. Sr. Nt.
8.375% due 12/1/2014(1)	B1/B+	130,000	129,675
			387,075
Packaging — 1.3%
Crown Americas LLC
7.625% due 11/15/2013	B1/B	135,000	137,700
7.75% due 11/15/2015	B1/B	600,000	616,500
			754,200
Paper & Forest Products — 3.6%
Abitibi-Consol of Canada Sr. Sec. Nt.
13.75% due 4/1/2011(1)	B1/B+	210,000	214,725
Caraustar Inds., Inc. Nt.
7.375% due 6/1/2009	Caa2/B-	940,000	639,200
Catalyst Paper Corp. Sr. Nt. Ser. D
8.625% due 6/15/2011	B2/B-	100,000	83,250
Graphic Packaging International, Inc. Sr. Sub. Nt.
9.50% due 8/15/2013	B3/B-	764,000	733,440
Rock-Tenn Co. Sr. Nt.
8.20% due 8/15/2011	Ba3/BB	260,000	266,500
9.25% due 3/15/2016(1)	Ba3/BB-	130,000	134,550
			2,071,665
Retailers — 0.4%
Autonation, Inc. Sr. Nt.
6.258% due 4/15/2013(2)	Ba2/BB+	40,000	32,800
7.00% due 4/15/2014	Ba2/BB+	85,000	75,438
Rent-A-Center Sr. Sub. Nt. Ser. B
7.50% due 5/1/2010	B2/B+	160,000	148,000
			256,238
Services — 1.2%
NCO Group, Inc. Sr. Nt.
7.94% due 11/15/2013(2)	B3/B-	250,000	202,500
Sr. Sub. Nt.
11.875% due 11/15/2014	Caa1/B-	130,000	100,100
Travelport LLC Sr. Nt.
7.701% due 9/1/2014(2)	B3/B	510,000	413,100
			715,700
Supermarkets — 0.7%
Delhaize America, Inc. Debt.
9.00% due 4/15/2031	Baa3/BBB-	314,000	377,902
			377,902
Technology — 3.9%
Amkor Technologies, Inc. Sr. Nt.
7.75% due 5/15/2013	B1/B+	670,000	611,375
Freescale Semiconductor, Inc. Sr. Nt.
6.675% due 12/15/2014(2)	B2/B-	130,000	89,700
8.875% due 12/15/2014	B2/B-	260,000	203,450
9.125% due 12/15/2014(4)	B2/B-	265,000	193,450
Iron Mountain, Inc. Sr. Sub. Nt.
8.625% due 4/1/2013	B2/B+	750,000	757,500
Nortel Networks Ltd. Sr. Nt.
8.508% due 7/15/2011(2)	B3/B-	305,000	261,537
10.75% due 7/15/2016	B3/B-	170,000	155,338
			2,272,350
Telecommunications — 0.5%
American Tower Corp. Sr. Nt.
7.00% due 10/15/2017(1)	Ba1/BB+	260,000	260,000
			260,000
Tobacco — 0.9%
Reynolds American, Inc. Sr. Sec. Nt.
7.25% due 6/1/2013	Ba1/BBB	510,000	540,172
			540,172
Transportation — 1.7%
American Railcar Industries, Inc. Sr. Nt.
7.50% due 3/1/2014	B1/BB-	340,000	299,200

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Avis Budget Car Rental LLC Sr. Nt.
5.565% due 5/15/2014(2)	Ba3/BB-	$85,000	$66,725
7.625% due 5/15/2014	Ba3/BB-	85,000	73,313
7.75% due 5/15/2016	Ba3/BB-	255,000	207,825
Hertz Corp.
10.50% due 1/1/2016	B2/B	390,000	365,137
			1,012,200
Wireless Communications — 1.8%
Inmarsat Finance PLC Sr. Nt.
7.625% due 6/30/2012	Ba3/BB	222,000	221,445
Intelsat Bermuda, Ltd. Sr. Nt.
9.25% due 6/15/2016	B3/BB-	85,000	85,638
Intelsat Corp. Sr. Nt.
9.00% due 6/15/2016	B3/BB-	425,000	428,187
iPCS, Inc. Sec. Nt.
6.489% due 5/1/2014(2)(4)	Caa1/CCC	430,000	331,100
			1,066,370
Wireline Communications — 2.1%
Nordic Telephone Co. Holdings Sr. Nt.
8.875% due 5/1/2016(1)	B2/B	170,000	164,900
Qwest Corp. Sr. Nt.
7.625% due 6/15/2015	Ba1/BBB-	375,000	365,625
7.875% due 9/1/2011	Ba1/BBB-	340,000	339,150
Windstream Corp. Sr. Nt.
7.00% due 3/15/2019	Ba3/BB	110,000	95,700
8.625% due 8/1/2016	Ba3/BB	255,000	250,537
			1,215,912
Total Corporate Bonds (Cost $55,901,222)			52,410,754

		Shares
Preferred Stocks — 0.3%
Thrift & Mortgage Finance — 0.3%
IndyMac Bank FSB(1)		32,000	157,002
Total Preferred Stocks (Cost $800,000)			157,002

	Rating Moody’s/ S&P	Principal Amount
Indexed Securities — 2.9%
Dow Jones Credit Default Index Series HY-9-TR 1 8.75% due 12/29/2012(1)	B3/NR	1,760,000	1,674,200
Total Indexed Securities (Cost $1,762,074)			1,674,200

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(6)	11	432
RS Emerging Growth Fund, Class Y(6)	11	372
RS Emerging Markets Fund, Class A(6)	12	293
RS Equity Dividend Fund, Class Y(6)	4	32
RS Global Natural Resources Fund, Class Y(6)	29	1,081
RS Growth Fund, Class Y(6)	21	266
RS Investment Quality Bond Fund, Class A(6)	3	33
RS Investors Fund, Class Y(6)	45	381
RS MidCap Opportunities Fund, Class Y(6)	17	206
RS Partners Fund, Class Y(6)	7	211
RS S&P 500 Index Fund, Class A(6)	4	32
RS Smaller Company Growth Fund, Class Y(6)	13	209
RS Technology Fund, Class Y(6)	10	134
RS Value Fund, Class Y(6)	18	425
Total Other Investments (Cost $4,473)		4,107

	Principal Amount
Repurchase Agreements — 4.5%
State Street Bank and Trust Co. Repurchase
Agreement, 2.00% dated 3/31/2008, maturity value of $2,606,145 due 4/1/2008, collateralized by FHLMC, 3.63%, due 9/15/2008, with a value of $2,659,800	$2,606,000	2,606,000
Total Repurchase Agreements (Cost $2,606,000)		2,606,000
Total Investments — 98.0% (Cost $61,073,769)		56,852,063
Other Assets, Net — 2.0%		1,180,594
Total Net Assets — 100.0%		$58,032,657

(1)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $11,713,602, representing 20.2% of net assets, of which $11,371,302 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2008.

(3)	Step-up bond.

(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)	Security deemed illiquid by the investment adviser.

(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,610,107
Level 2 – Significant Other Observable Inputs	54,241,956
Level 3 – Significant Unobservable Inputs	—
Total	$56,852,063

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Money Market VIP Series

March 31, 2008 (unaudited)	Principal Amount	Value
Corporate Bonds — 3.2%
Capital Markets — 1.8%
Morgan Stanley Group, Inc.
3.625% due 4/1/2008	$5,000,000	$5,000,000
		5,000,000
Diversified Financial Services — 1.0%
Goldman Sachs Group, Inc.
3.095% due 11/14/2008 (1)	3,000,000	2,988,150
		2,988,150
Financial - Banks — 0.4%
Bank One Corp.
6.00% due 2/17/2009	1,170,000	1,201,948
		1,201,948
Total Corporate Bonds (Cost $9,190,098)		9,190,098
Certificates of Deposit — 1.8%
Financial - Banks — 1.8%
Banque Nationale de Paris/New York
2.62% due 5/28/2008 (1)	5,000,000	4,999,788
		4,999,788
Total Certificates of Deposit (Cost $4,999,788)		4,999,788
U.S. Government Securities — 10.7%
U.S. Government Agency Securities — 10.7%
FHLB
3.625% due 1/23/2009	5,000,000	5,005,924
4.25% due 6/18/2008	5,000,000	5,000,000
4.30% due 6/3/2008	5,000,000	5,000,000
FHLMC
3.55% due 1/22/2009	5,000,000	5,000,000
FNMA
3.375% due 12/15/2008	5,000,000	5,032,039
4.00% due 7/25/2008	5,000,000	5,026,778
		30,064,741
Total U.S. Government Securities (Cost $30,064,741)		30,064,741
Commercial Paper — 83.5%
Agricultural — 3.5%
Archer Daniels Midland Co.
4.05% due 4/8/2008	5,000,000	4,996,063
Cargill, Inc.
3.00% due 4/28/2008	5,000,000	4,988,750
		9,984,813
Automotive — 1.8%
BMW U.S. Capital LLC
2.20% due 4/28/2008	5,000,000	4,991,750
		4,991,750
Chemicals — 3.5%
E.I. du Pont de Nemours and Co.
2.22% due 4/29/2008	5,000,000	4,991,367
Praxair, Inc.
2.20% due 4/4/2008	5,000,000	4,999,083
		9,990,450
Computers — 3.5%
International Business Machines Corp.
2.17% due 6/2/2008(2)	5,000,000	4,981,314
2.19% due 5/1/2008(2)	5,000,000	4,990,875
		9,972,189
Consumer Products — 1.8%
Colgate-Palmolive Co.
2.20% due 4/4/2008	5,000,000	4,999,083
		4,999,083
Diversified Financial Services — 9.9%
American General Finance
3.05% due 4/3/2008	5,000,000	4,999,153
Genworth Financial, Inc.
2.60% due 4/10/2008	5,000,000	4,996,750
Goldman Sachs Group, Inc.
2.90% due 5/19/2008	5,000,000	4,980,667
J.P. Morgan Chase & Co.
2.55% due 7/10/2008	5,000,000	4,964,583
J.P. Morgan Chase & Co.
2.49% due 5/27/2008	3,000,000	2,988,380
Lehman Brothers Holdings, Inc.
2.99% due 5/14/2008	5,000,000	4,982,143
		27,911,676
Diversified Manufacturing — 7.1%
Danaher Corp.
2.25% due 4/25/2008	5,000,000	4,992,500
2.30% due 4/1/2008	5,000,000	5,000,000
Parker-Hannifin Corp.
2.60% due 4/2/2008	5,000,000	4,999,639
Siemens Capital Co. LLC
2.40% due 5/8/2008	5,000,000	4,987,667
		19,979,806
Electrical Components & Equipment — 1.8%
Sharp Electronics Corp.
2.95% due 4/9/2008	5,000,000	4,996,722
		4,996,722
Energy — 3.5%
ConocoPhillips
2.30% due 4/1/2008	5,000,000	5,000,000
FPL Fuels, Inc.
2.72% due 4/11/2008	5,000,000	4,996,222
		9,996,222
Finance Companies — 1.8%
Private Export Funding Corp.
2.75% due 6/20/2008	5,000,000	4,969,444
		4,969,444
Financial - Banks — 11.7%
Bank of America Corp.
2.68% due 6/9/2008	3,000,000	2,984,590
4.64% due 5/14/2008	5,000,000	4,972,289
Deutsche Bank Financial LCC
3.00% due 4/30/2008	5,000,000	4,987,917
Dexia Delaware LLC
2.99% due 4/7/2008	5,000,000	4,997,508
Dresdner U.S. Finance, Inc.
2.97% due 4/23/2008	5,000,000	4,990,925

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Money Market VIP Series (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
John Deere Bank S.A.
2.30% due 5/9/2008	$5,000,000	$4,987,861
Societe Generale N.A.
3.13% due 4/1/2008	5,000,000	5,000,000
		32,921,090
Food & Beverage — 5.3%
Nestle Capital Corp.
2.72% due 5/22/2008(2)	5,000,000	4,980,733
Pepsico, Inc.
2.70% due 4/17/2008	5,000,000	4,994,000
The Coca-Cola Co.
2.10% due 6/2/2008	5,000,000	4,981,917
		14,956,650
Household Products/Wares — 1.8%
Proctor & Gamble Co.
2.10% due 5/9/2008	5,000,000	4,988,917
		4,988,917
Metal Fabricate-Hardware — 3.5%
Nucor Corp.
2.80% due 5/29/2008	5,000,000	4,977,444
2.85% due 5/22/2008	5,000,000	4,979,813
		9,957,257
Optical Supplies/Personal Products — 1.8%
Alcon Capital Corp.
2.77% due 4/7/2008	5,000,000	4,997,692
		4,997,692
Personal Products — 3.5%
Estee Lauder Cos., Inc.
2.16% due 6/16/2008	5,000,000	4,977,200
L’Oreal U.S.A., Inc.
2.20% due 5/5/2008	5,000,000	4,989,611
		9,966,811
Pharmaceuticals — 7.1%
Abbot Laboratories
2.08% due 4/11/2008	5,000,000	4,997,111
Astrazeneca PLC
3.10% due 5/15/2008	5,000,000	4,981,055
4.05% due 4/28/2008	5,000,000	4,984,812
Pfizer, Inc.
2.65% due 7/7/2008	5,000,000	4,964,299
		19,927,277
Telecommunications — 3.5%
AT&T, Inc.
2.57% due 4/10/2008	5,000,000	4,996,787
2.60% due 4/11/2008	5,000,000	4,996,389
		9,993,176
Transportation — 1.8%
NetJets, Inc.
2.25% due 4/1/2008	5,000,000	5,000,000
		5,000,000
Utilities - Electric & Water — 3.5%
National Rural Utilities Cooperative Finance Corp.
2.25% due 4/16/2008	5,000,000	4,995,313
Southern Co.
2.25% due 4/8/2008	5,000,000	4,997,812
		9,993,125
Wireless Communications — 1.8%
Verizon Communications, Inc.
2.62% due 5/23/2008	5,000,000	4,981,078
		4,981,078
Total Commercial Paper (Cost $235,475,228)		235,475,228

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	41	1,752
RS Emerging Growth Fund, Class Y(3)	45	1,841
RS Emerging Markets Fund, Class A(3)	45	1,251
RS Equity Dividend Fund, Class Y(3)	17	157
RS Global Natural Resources Fund, Class Y(3)	109	4,134
RS Growth Fund, Class Y(3)	77	1,114
RS Investment Quality Bond Fund, Class A(3)	15	149
RS Investors Fund, Class Y(3)	160	1,536
RS MidCap Opportunities Fund, Class Y(3)	60	848
RS Partners Fund, Class Y(3)	30	934
RS S&P 500 Index Fund, Class A(3)	16	162
RS Smaller Company Growth Fund, Class Y(3)	48	982
RS Technology Fund, Class Y(3)	36	500
RS Value Fund, Class Y(3)	72	1,879
Total Other Investments (Cost $16,955)		17,239

	Principal Amount
Repurchase Agreements — 1.0%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $2,764,154, due 4/1/2008, collateralized by FFCB, 3.90%, due 3/20/2013, with a value of $2,822,038	$2,764,000	2,764,000
Total Repurchase Agreements (Cost $2,764,000)		2,764,000
Total Investments — 100.2% (Cost $282,510,810)		282,511,094
Other Liabilities, Net — (0.2)%		(565,367)
Total Net Assets — 100.0%	$	281,945,727

(1)	Floating rate note. The rate shown is the rate in effect at March 31, 2008.

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $14,952,922, representing 5.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Money Market VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,781,239
Level 2 – Significant Other Observable Inputs	279,729,855
Level 3 – Significant Unobservable Inputs	—
Total	$282,511,094

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS International Growth VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 97.7%
Australia — 5.3%
Beverages — 0.4%
Fosters Group Ltd.	255,500	$1,197,587
Commercial Banks — 1.2%
Australia & NZ Banking Group Ltd.	87,754	1,820,946
Westpac Banking Corp.	77,000	1,680,546
		3,501,492
Commercial Services & Supplies — 0.4%
Brambles Ltd.	116,500	1,064,847
Construction Materials — 0.1%
James Hardie Industries N.V.	78,000	446,626
Food & Staples Retailing — 0.4%
Woolworths Ltd.	45,900	1,220,841
Insurance — 0.2%
AMP Ltd.	95,000	683,787
Metals & Mining — 2.1%
BHP Billiton Ltd.	155,956	5,124,869
Rio Tinto Ltd.	9,875	1,109,315
		6,234,184
Oil, Gas & Consumable Fuels — 0.5%
Woodside Petroleum Ltd.	27,900	1,386,485
		15,735,849
Belgium — 1.2%
Diversified Financial Services — 1.2%
Groupe Bruxelles Lambert S.A.	30,000	3,657,771
		3,657,771
Denmark — 2.1%
Chemicals — 1.3%
Novozymes AS, Class B	39,900	3,753,520
Marine — 0.8%
A.P. Moeller-Maersk AS, Class B	206	2,311,343
		6,064,863
Finland — 3.2%
Construction & Engineering — 3.2%
Kone Oyj, Class B	230,800	9,482,053
		9,482,053
France — 12.1%
Communications Equipment — 0.8%
Neopost S.A.	21,697	2,431,886
Diversified Financial Services — 1.4%
Eurazeo	32,734	4,188,278
Electrical Equipment — 1.0%
Alstom	13,344	2,890,640
Food & Staples Retailing — 1.9%
Carrefour S.A.	71,529	5,519,272
Health Care Equipment & Supplies — 2.7%
Essilor International S.A.	123,820	8,092,183
Machinery — 1.1%
Vallourec	13,308	3,227,746
Multi-Utilities — 1.1%
Electricite de France	36,800	3,201,106
Personal Products — 2.1%
L’Oreal S.A.	49,406	6,272,793
		35,823,904
Germany — 4.5%
Air Freight & Logistics — 0.9%
Deutsche Post AG	92,252	2,817,434
Diversified Financial Services — 1.4%
Deutsche Boerse AG	25,143	4,052,211
Health Care Providers & Services — 2.2%
Celesio AG	130,693	6,471,705
		13,341,350
Hong Kong — 2.1%
Commercial Banks — 0.4%
BOC Hong Kong Holdings Ltd.	458,000	1,115,226
Distributors — 0.2%
Li & Fung Ltd.	177,000	659,560
Diversified Financial Services — 0.3%
Hong Kong Exchanges & Clearing Ltd.	50,500	877,339
Real Estate Management & Development — 1.2%
Cheung Kong Holdings Ltd.	137,000	1,972,369
Hang Lung Properties Ltd.	405,000	1,454,254
		3,426,623
		6,078,748
Italy — 1.3%
Commercial Banks — 1.3%
UniCredito Italiano SpA	564,812	3,784,361
		3,784,361
Japan — 15.9%
Automobiles — 0.9%
Nissan Motor Co. Ltd.	310,200	2,600,653
Beverages — 1.1%
Asahi Breweries Ltd.	157,300	3,248,152
Construction & Engineering — 0.4%
Chiyoda Corp.	117,000	1,070,206
Electrical Equipment — 0.7%
Mitsubishi Electric Corp.	230,000	2,008,532
Electronic Equipment & Instruments — 2.5%
Hirose Electric Co. Ltd.	20,100	2,273,692
Keyence Corp.	12,400	2,885,307
Kyocera Corp.	26,000	2,203,892
		7,362,891
Insurance — 1.6%
Millea Holdings, Inc.	72,500	2,697,638
Mitsui Sumitomo Insurance Co.(1)	210,000	2,133,965
		4,831,603
Internet Software & Services — 0.5%
Rakuten, Inc.	2,578	1,552,485
Machinery — 1.4%
Komatsu Ltd.	90,600	2,550,921
SMC Corp.	13,500	1,434,184
		3,985,105
Marine — 0.5%
Mitsui O.S.K. Lines Ltd.	119,000	1,455,858
Office Electronics — 1.7%
Canon, Inc.	109,800	5,121,444
Paper & Forest Products — 0.4%
Nippon Paper Group, Inc.	461	1,104,808
Real Estate Management & Development — 0.2%
Sumitomo Realty & Development Co. Ltd.	40,000	712,624
Specialty Retail — 0.9%
Yamada Denki Co. Ltd.	31,050	2,707,164
Tobacco — 0.8%
Japan Tobacco, Inc.	477	2,386,190
Trading Companies & Distributors — 2.3%
Hitachi High-Technologies Corp.	53,600	895,605
Mitsui & Co. Ltd.	282,000	5,786,812
		6,682,417
		46,830,132
Netherlands — 1.0%
Metals & Mining — 1.0%
ArcelorMittal	34,750	2,846,216
		2,846,216

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS International Growth VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Norway — 5.7%
Energy Equipment & Services — 1.6%
Aker Kvaerner ASA(2)	208,764	$4,781,908
Oil, Gas & Consumable Fuels — 4.1%
Seadrill Ltd.	446,273	12,021,654
		16,803,562
People’s Republic of China — 0.4%
Energy Equipment & Services — 0.4%
China Shenhua Energy Co. Ltd., H shares	279,000	1,128,042
		1,128,042
Russia — 1.4%
Metals & Mining — 0.4%
MMC Norilsk Nickel, ADR(3)	48,100	1,354,015
Oil, Gas & Consumable Fuels — 0.5%
OAO Gazprom, ADR(3)	29,500	1,503,289
Wireless Telecommunication Services — 0.5%
Mobile TeleSystems, ADR(3)	18,200	1,380,470
		4,237,774
Singapore — 0.5%
Industrial Conglomerates — 0.5%
Keppel Corp. Ltd.	210,000	1,528,710
		1,528,710
Spain — 1.4%
Diversified Financial Services — 1.4%
Corp. Financiera Alba S.A.	64,000	4,216,273
		4,216,273
Sweden — 9.7%
Commercial Banks — 2.1%
Svenska Handelsbanken AB, Class A	210,987	6,148,732
Diversified Financial Services — 1.8%
Investor AB, Class B(2)	243,258	5,479,177
Health Care Equipment & Supplies — 1.5%
Getinge AB, Class B	170,480	4,428,294
Machinery — 4.3%
Atlas Copco AB, Class B	619,157	9,728,779
Sandvik AB	169,254	2,944,486
		12,673,265
		28,729,468
Switzerland — 9.1%
Building Products — 1.2%
Geberit AG	24,120	3,595,001
Computers & Peripherals — 0.6%
Logitech International S.A.(2)	71,446	1,812,752
Consumer Finance — 1.2%
Partners Group	23,642	3,433,773
Food Products — 1.8%
Nestle S.A.	10,670	5,333,318
Health Care Equipment & Supplies — 1.3%
Straumann Holding AG	13,600	3,887,478
Machinery — 1.1%
Schindler Holding AG	43,320	3,245,330
Pharmaceuticals — 0.5%
Basilea Pharmaceutica(2)	10,320	1,502,159
Textiles, Apparel & Luxury Goods — 1.4%
Compagnie Financiere Richemont AG, Class A	69,800	3,918,760
		26,728,571
Taiwan — 1.4%
Electronic Equipment & Instruments — 0.7%
Hon Hai Precision Industry Co. Ltd., GDR(4)	175,500	1,974,375
Semiconductors & Semiconductor Equipment — 0.7%
Taiwan Semiconductor Mfg. Co. Ltd., ADR(3)	206,176	2,117,427
		4,091,802
United Kingdom — 19.4%
Commercial Banks — 3.1%
Royal Bank of Scotland	662,164	4,435,959
Standard Chartered PLC	137,000	4,684,803
		9,120,762
Commercial Services & Supplies — 1.2%
Capita Group PLC	137,419	1,851,552
Hays PLC	774,000	1,756,813
		3,608,365
Construction & Engineering — 1.2%
Amec PLC	133,747	1,921,013
The Weir Group PLC	107,700	1,626,775
		3,547,788
Containers & Packaging — 0.9%
Rexam PLC	313,000	2,650,684
Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	129,000	1,708,258
Media — 0.9%
Reed Elsevier PLC	206,895	2,635,093
Metals & Mining — 2.0%
Johnson Matthey PLC	51,816	2,063,900
Xstrata PLC	57,000	3,992,344
		6,056,244
Oil, Gas & Consumable Fuels — 4.8%
BG Group PLC	250,000	5,792,841
Cairn Energy PLC(2)	55,068	3,093,199
John Wood Group PLC	414,018	3,327,635
Royal Dutch Shell PLC, Class A	53,200	1,831,778
		14,045,453
Pharmaceuticals — 1.6%
GlaxoSmithKline PLC	222,277	4,701,649
Tobacco — 0.8%
Imperial Tobacco Group PLC	51,900	2,389,927
Trading Companies & Distributors — 0.5%
Wolseley PLC	139,000	1,464,070
Wireless Telecommunication Services — 1.8%
Vodafone Group PLC	1,805,700	5,367,305
		57,295,598
Total Common Stocks (Cost $222,146,593)		288,405,407
Preferred Stocks — 1.9%
Brazil — 1.9%
Commercial Banks — 0.7%
Banco Itau Holdings Financeira S.A., ADR(3)	86,000	1,957,360
Oil, Gas & Consumable Fuels — 1.2%
Petroleo Brasileiro S.A., ADR(3)	41,600	3,523,104
		5,480,464
Total Preferred Stocks (Cost $1,648,014)		5,480,464
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	51	2,022
RS Emerging Growth Fund, Class Y(5)	54	1,767
RS Emerging Markets Fund, Class A(5)	56	1,385

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS International Growth VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
RS Equity Dividend Fund, Class Y(5)	18	$161
RS Global Natural Resources Fund, Class Y(5)	135	5,057
RS Growth Fund, Class Y(5)	98	1,217
RS Investment Quality Bond Fund, Class A(5)	17	163
RS Investors Fund, Class Y(5)	202	1,730
RS MidCap Opportunities Fund, Class Y(5)	78	929
RS Partners Fund, Class Y(5)	37	1,028
RS S&P 500 Index Fund, Class A(5)	17	158
RS Smaller Company Growth Fund, Class Y(5)	59	978
RS Technology Fund, Class Y(5)	45	622
RS Value Fund, Class Y(5)	86	2,009
Total Other Investments (Cost $20,923)		19,226
Total Investments — 99.6% (Cost $223,815,530)		293,904,737
Other Assets, Net — 0.4%		1,267,406
Total Net Assets — 100.0%		$295,172,143

(1)	Fair valued security.

(2)	Non income-producing security.

(3)	ADR — American Depositary Receipt.

(4)	GDR — Global Depositary Receipt.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

At March 31, 2008, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized (Depreciation)
GBP	$37,601,826	$37,048,664	4/10/2008	($553,162)

Legend:

GBP-Pound Sterling

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$12,325,977	$(553,162)
Level 2 – Significant Other Observable Inputs	281,578,760	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$293,904,737	$(553,162)

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Emerging Markets VIP Series

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 88.5%
Argentina — 1.6%
Metals & Mining — 1.6%
Ternium S.A. ,ADR(2)	90,900	$3,261,492
		3,261,492
Bolivia — 0.4%
Metals & Mining — 0.4%
Apex Silver Mines Ltd.(1)	65,478	793,593
		793,593
Brazil — 2.5%
Metals & Mining — 1.7%
Companhia Vale do Rio Doce, ADR(2)	99,300	3,439,752
Textiles, Apparel & Luxury Goods — 0.8%
Lojas Renner S.A.	92,500	1,744,885
		5,184,637
Canada — 0.3%
Metals & Mining — 0.3%
First Quantum Minerals Ltd.	8,654	701,797
		701,797
Egypt — 0.5%
Diversified Financial Services — 0.5%
Egyptian Financial Group-Hermes Holding	96,800	997,363
		997,363
Hong Kong — 2.8%
Commercial Banks — 1.4%
Standard Chartered PLC	86,900	2,971,601
Diversified Telecommunication Services — 1.4%
Hutchison Telecommunications International Ltd.	1,943,000	2,773,683
		5,745,284
India — 5.7%
Commercial Banks — 0.9%
ICICI Bank Ltd.	92,200	1,783,482
Construction Materials — 1.1%
ACC Ltd.	107,400	2,223,157
Diversified Financial Services — 0.3%
Reliance Capital Ltd.	22,200	682,089
Diversified Telecommunication Services — 0.8%
Idea Cellular Ltd.(1)	638,000	1,639,022
Oil, Gas & Consumable Fuels — 2.2%
Reliance Industries Ltd.(1)	80,800	4,527,080
Real Estate — 0.4%
Housing Development & Infrastructure Ltd.	53,500	869,936
		11,724,766
Indonesia — 3.8%
Commercial Banks — 2.0%
PT Bank Mandiri	5,736,000	1,979,812
PT Bank Rakyat Indonesia	2,996,000	2,068,188
		4,048,000
Construction & Engineering — 0.2%
PT Bakrie and Brothers Tbk(1)	7,396,750	413,147
Diversified Telecommunication Services — 1.6%
PT Indosat Tbk	2,448,500	1,891,693
PT Telekomunikasi Indonesia	1,429,700	1,508,148
		3,399,841
		7,860,988
Malaysia — 1.5%
Commercial Banks — 0.3%
Public Bank Berhad	171,300	585,845
Food Products — 0.3%
IOI Corp. Berhad	289,990	646,738
Industrial Conglomerates — 0.9%
Sime Darby Berhad(1)	671,521	1,963,020
		3,195,603
Mexico — 4.5%
Commercial Banks — 1.0%
Grupo Financiero Banorte S.A.B. de C.V.	442,800	1,925,932
Food & Staples Retailing — 1.1%
Wal-Mart de Mexico SAB de C.V.	541,042	2,287,650
Wireless Telecommunication Services — 2.4%
America Movil SAB de C.V., Series L	460,880	1,469,758
America Movil SAB de C.V., ADR, Series L(2)	55,300	3,522,057
		4,991,815
		9,205,397
People’s Republic of China — 14.7%
Building Products — 0.9%
China National Building Material Co. Ltd., H shares	786,000	1,881,986
Electric Utilities — 0.6%
China Power International Development Ltd.	3,581,000	1,159,619
Electronic Equipment & Instruments — 0.6%
Kingboard Chemical Holdings Ltd.	368,000	1,311,346
Energy Equipment & Services — 1.1%
China Shenhua Energy Co. Ltd., H shares	578,000	2,336,947
Insurance — 0.8%
China Insurance International Holdings Co. Ltd.(1)	695,000	1,592,693
Internet Software & Services — 0.5%
SINA Corp.(1)	26,600	937,650
Leisure Equipment & Products — 1.0%
Li Ning Co. Ltd.	707,000	2,007,982
Metals & Mining — 1.2%
Aluminum Corp. of China Ltd., H shares	562,000	911,044
Angang Steel Co. Ltd., H shares	659,640	1,524,610
		2,435,654
Oil, Gas & Consumable Fuels — 2.3%
CNOOC Ltd.	2,218,000	3,261,877
PetroChina Co. Ltd., H shares	1,274,000	1,590,199
		4,852,076
Real Estate — 0.3%
C C Land Holdings Ltd.	707,000	687,245
Shimao Property Holdings Ltd.	281,500	512,081
		1,199,326
Real Estate Management & Development — 1.1%
China Overseas Land & Investment Ltd.	736,000	1,360,158
Country Garden Holdings Co.	406,000	351,780
		1,711,938
Specialty Retail — 1.2%
GOME Electrical Appliances Holdings Ltd.	1,090,000	2,517,047
Transportation Infrastructure — 0.4%
Jiangsu Expressway Co. Ltd.	1,022,000	925,920
Wireless Telecommunication Services — 2.7%
China Mobile Ltd.	172,500	2,591,762
China Unicom Ltd.	1,380,000	2,932,024
		5,523,786
		30,393,970
Poland — 1.1%
Diversified Financial Services — 1.1%
International Personal Finance	507,000	2,293,935
		2,293,935
Russia — 10.6%
Commercial Banks — 0.1%
Sberbank, GDR(4)	500	171,385

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Emerging Markets VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Food & Staples Retailing — 0.6%
X5 Retail Group N.V., GDR(1)(4)	40,600	$1,202,554
Metals & Mining — 4.5%
Evraz Group SA, GDR(4)	26,800	2,312,840
Norilsk Nickel, ADR(2)	146,100	4,112,715
Severstal, GDR(4)	127,800	2,888,280
		9,313,835
Oil, Gas & Consumable Fuels — 4.3%
Gazprom, ADR(2)	139,850	7,126,608
Imperial Energy Corp. PLC(1)	70,545	1,827,462
		8,954,070
Pharmaceuticals — 0.4%
Pharmstandard, GDR(3)(4)(5)	32,107	752,909
Wireless Telecommunication Services — 0.7%
Vimpel-Communications, ADR(2)	49,900	1,491,511
		21,886,264
South Africa — 4.7%
Commercial Banks — 0.6%
FirstRand Ltd.	613,830	1,212,775
Food & Staples Retailing — 0.4%
Massmart Holdings Ltd.	96,232	796,234
Industrial Conglomerates — 0.8%
Barloworld Ltd.	130,020	1,730,969
Media — 1.0%
Naspers Ltd., N shares	118,500	2,068,247
Metals & Mining — 1.9%
Impala Platinum Holdings Ltd.	56,900	2,199,895
International Ferro Metals Ltd.(1)	598,988	1,676,015
		3,875,910
		9,684,135
South Korea — 15.0%
Commercial Banks — 0.8%
Daegu Bank	115,700	1,559,339
Industrial Bank of Korea	11,760	174,265
		1,733,604
Construction & Engineering — 0.9%
Hyundai Development Co.	27,810	1,912,137
Diversified Financial Services — 0.8%
Hana Financial Group, Inc.	37,900	1,553,408
Food & Staples Retailing — 2.0%
ORION Corp.	6,500	1,118,011
Shinsegae Co. Ltd.	4,750	2,999,921
		4,117,932
Insurance — 2.4%
Hyundai Marine & Fire Insurance Co. Ltd.(1)	82,300	1,744,769
Samsung Fire & Marine Insurance Co. Ltd.(1)	15,600	3,234,145
		4,978,914
Internet Software & Services — 0.6%
NHN Corp.(1)	5,600	1,315,029
Marine — 1.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	32,100	1,232,812
Samsung Heavy Industries Co. Ltd.	35,390	1,135,854
		2,368,666
Pharmaceuticals — 1.0%
Yuhan Corp.	11,192	2,105,063
Semiconductors & Semiconductor Equipment — 0.9%
Hynix Semiconductor, Inc.(1)	63,400	1,787,766
Textiles, Apparel & Luxury Goods — 1.8%
Cheil Industries, Inc.	76,900	3,748,263
Trading Companies & Distributors — 2.6%
Samsung Corp.	76,360	5,369,830
		30,990,612
Taiwan — 12.5%
Chemicals — 1.2%
Taiwan Fertilizer Co. Ltd.	575,000	2,537,597
Commercial Banks — 0.3%
Far Eastern International Bank(1)	1,242,000	492,434
Computers & Peripherals — 0.7%
High Tech Computer Corp.	63,000	1,423,134
Electronic Equipment & Instruments — 2.4%
Hon Hai Precision Industry Co. Ltd.	850,394	4,895,887
Insurance — 0.9%
China Life Insurance Co. Ltd.(1)	2,372,000	1,868,448
Marine — 1.8%
Evergreen Marine Corp.	1,896,000	1,879,142
Yang Ming Marine Transport	2,357,846	1,862,147
		3,741,289
Multiline Retail — 1.7%
Far Eastern Department Stores Ltd.	2,135,744	3,557,419
Semiconductors & Semiconductor Equipment — 3.5%
Greatek Electronics, Inc.	1,397,440	1,894,783
Taiwan Semiconductor Manufacturing Co. Ltd.	2,580,341	5,339,952
		7,234,735
		25,750,943
Thailand — 0.8%
Commercial Banks — 0.8%
Bangkok Bank Public Co. Ltd.	363,500	1,565,421
		1,565,421
Turkey — 1.1%
Commercial Banks — 1.1%
Turkiye Garanti Bankasi A.S.	299,700	1,355,083
Turkiye Is Bankasi	226,400	842,369
		2,197,452
		2,197,452
Vietnam — 0.4%
Metals & Mining — 0.4%
Vietnam Resource Investments Holdings Ltd.(5)	91,000	773,500
		773,500
Other African Countries — 2.2%
Metals & Mining — 2.2%
Gem Diamonds Ltd.(1)	95,600	1,673,880
Katanga Mining Ltd.(1)	93,789	1,425,406
Kenmare Resources PLC(1)	1,650,494	1,474,510
		4,573,796
		4,573,796
Other Emerging Markets Countries — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Dragon Oil PLC(1)	419,090	3,748,929
		3,748,929
Total Common Stocks (Cost $136,480,648)		182,529,877

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Emerging Markets VIP Series (continued)

March 31, 2008 (unaudited)	Shares	Value
Preferred Stocks — 9.7%
Brazil — 8.9%
Commercial Banks — 2.7%
Banco Bradesco S.A.	77,265	$2,148,818
Itausa-Investimentos Itau S.A.	559,728	3,285,575
		5,434,393
Oil, Gas & Consumable Fuels — 5.7%
Petroleo Brasileiro S.A., ADR(2)	115,462	11,789,825
Road & Rail — 0.5%
All America Latina Logistica (Units)	101,700	1,025,868
		18,250,086
Colombia — 0.8%
Commercial Banks — 0.8%
BanColombia S.A., ADR(2)	48,600	1,723,356
		1,723,356
Total Preferred Stocks (Cost $7,783,301)		19,973,442
Rights — 0.0%
Indonesia — 0.0%
PT Bakrie and Brothers Tbk(1)(5)	44,010,662	67,643
		67,643
Total Rights (Cost $0)		67,643
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(6)	34	1,370
RS Emerging Growth Fund, Class Y(6)	37	1,218
RS Emerging Markets Fund, Class A(6)	38	941
RS Equity Dividend Fund, Class Y(6)	13	117
RS Global Natural Resources Fund, Class Y(6)	91	3,426
RS Growth Fund, Class Y(6)	64	798
RS Investment Quality Bond Fund, Class A(6)	12	119
RS Investors Fund, Class Y(6)	132	1,127
RS MidCap Opportunities Fund, Class Y(6)	50	599
RS Partners Fund, Class Y(6)	26	732
RS S&P 500 Index Fund, Class A(6)	13	115
RS Smaller Company Growth Fund, Class Y(6)	40	665
RS Technology Fund, Class Y(6)	30	419
RS Value Fund, Class Y(6)	59	1,378
Total Other Investments (Cost $14,156)		13,024

	Principal Amount
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.15% dated 3/31/2008, maturity value of $3,791,016, due 4/1/2008, collateralized by $3,345,000 in U.S. Treasury Bond, 5.25%, due 11/15/2028, with a value of $3,871,838	$3,791,000	3,791,000
Total Repurchase Agreements (Cost $3,791,000)		3,791,000
Total Investments — 100.1% (Cost $148,069,105)		206,374,986
Other Liabilities, Net — (0.1)%		(176,323)
Total Net Assets — 100.0%		$206,198,663

(1)	Non income-producing security.

(2)	ADR — American Depositary Receipt.

(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $752,909, representing 0.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	GDR — Global Depositary Receipt.

(5)	Fair valued security.

(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$56,092,784
Level 2 – Significant Other Observable Inputs	150,282,202
Level 3 – Significant Unobservable Inputs	—
Total	$206,374,986

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments for federal income tax purposes at March 31, 2008, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS MidCap Opportunities VIP Series	1,000,564	(37,954)	55,321	(93,275)
RS Technology VIP Series	1,781,325	(253,529)	47,102	(300,631)
RS Partners VIP Series	21,496,231	(2,330,179)	656,162	(2,986,341)
RS Value VIP Series	1,259,580	(128,857)	26,556	(155,413)
RS Global Natural Resources VIP Series	6,566,444	92,237	251,588	(159,351)
RS Large Cap Value VIP Series	53,054,632	4,510,718	9,387,596	(4,876,878)
RS Small Cap Core Equity VIP Series	183,807,352	(11,529,583)	9,647,296	(21,176,879)
RS Core Equity VIP Series	933,250,551	53,432,975	132,731,414	(79,298,439)
RS Equity Dividend VIP Series	3,108,193	(195,052)	59,489	(254,541)
RS S&P 500 Index VIP Series	219,310,183	36,253,704	63,962,521	(27,708,817)
RS Asset Allocation VIP Series	41,696,666	2,132,963	2,133,270	(307)
RS Investment Quality Bond VIP Series	500,641,277	2,513,159	8,942,517	(6,429,358)
RS Low Duration Bond VIP Series	29,342,956	391,518	542,623	(151,105)
RS High Yield Bond VIP Series	61,076,420	(4,224,357)	349,011	(4,573,368)
RS Money Market VIP Series	282,511,058	36	391	(355)
RS International Growth VIP Series	228,604,148	65,300,589	81,708,040	(16,407,451)
RS Emerging Markets VIP Series	148,822,773	57,552,213	68,463,783	(10,911,570)

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended March 31, 2008 is listed below:

Affiliated Issuers

Fund	Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Asset Allocation VIP Series	RS S&P 500 Index VIP Series	3,552,016	—	—	3,552,016	$—	$34,454,552
						$—	$34,454,552

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. The Trust is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	May 30, 2008

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date:	May 30, 2008